                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5450
-------------------------------------------------------------------------------

                      GLOBAL GOVERNMENTS VARIABLE ACCOUNT
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                            COMPASS [Graphic Omitted]

                                            PROFESSIONALLY MANAGED COMBINATION
                                                      FIXED/VARIABLE ANNUITIES
                                                  FOR PERSONAL INVESTMENTS AND
                                                    QUALIFIED RETIREMENT PLANS
              SEMIANNUAL REPORT o JUNE 30, 2007

              Capital Appreciation Variable Account
              Global Governments Variable Account
              Government Securities Variable Account
              High Yield Variable Account
              Money Market Variable Account
              Total Return Variable Account

                                                                     Issued by
                                  Sun Life Assurance Company of Canada (U.S.),
                                                  A Wholly Owned Subsidiary of
                                      Sun Life of Canada (U.S.) Holdings, Inc.

TABLE OF CONTENTS

Letter from the CEO of MFS ........................................          1
Portfolio Composition .............................................          2
Portfolio of Investments ..........................................          8
Financial Statements ..............................................         29
Notes to Financial Statements .....................................         46
Investment Advisor ................................................ Back Cover
Custodian and Dividend Disbursing Agent ........................... Back Cover
Board Review of Investment Advisory Agreement ..................... Back Cover
Proxy Voting Policies and Information ............................. Back Cover
Quarterly Portfolio Disclosure .................................... Back Cover

-----------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
NOT FDIC INSURED       MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE
NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-----------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS,

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- CAPITAL APPRECIATION VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE

              Common Stocks                             96.0%
              Cash and Other Net Assets                  4.0%

              TOP TEN HOLDINGS

              General Electric Co.                       3.4%
              -----------------------------------------------
              Cisco Systems, Inc.                        3.2%
              -----------------------------------------------
              Intel Corp.                                3.0%
              -----------------------------------------------
              Oracle Corp.                               2.4%
              -----------------------------------------------
              Johnson & Johnson                          2.3%
              -----------------------------------------------
              Genzyme Corp.                              2.3%
              -----------------------------------------------
              Microsoft Corp.                            2.2%
              -----------------------------------------------
              Procter & Gamble Co.                       2.1%
              -----------------------------------------------
              Amdocs Ltd.                                1.9%
              -----------------------------------------------
              Google, Inc., "A"                          1.9%
              -----------------------------------------------

              EQUITY SECTORS

              Technology                                21.5%
              -----------------------------------------------
              Health Care                               20.4%
              -----------------------------------------------
              Industrial Goods & Services               10.2%
              -----------------------------------------------
              Retailing                                  9.3%
              -----------------------------------------------
              Financial Services                         7.7%
              -----------------------------------------------
              Consumer Staples                           7.0%
              -----------------------------------------------
              Energy                                     5.6%
              -----------------------------------------------
              Special Products & Services                5.1%
              -----------------------------------------------
              Leisure                                    4.1%
              -----------------------------------------------
              Transportation                             1.9%
              -----------------------------------------------
              Autos & Housing                            1.2%
              -----------------------------------------------
              Utilities & Communications                 1.1%
              -----------------------------------------------
              Basic Materials                            0.9%
              -----------------------------------------------

Percentages are based on net assets as of 06/30/07.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL GOVERNMENTS VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE (i)

              Bonds                                     91.0%
              Cash and Other Net Assets                  9.0%

              FIXED INCOME SECTORS (i)

              Non-U.S. Government Bonds                 63.9%
              -----------------------------------------------
              U.S. Treasury Securities                   9.0%
              -----------------------------------------------
              Commercial Mortgage-Backed Securities      8.4%
              -----------------------------------------------
              U.S. Government Agencies                   5.5%
              -----------------------------------------------
              Emerging Markets Bonds                     3.1%
              -----------------------------------------------
              Mortgage-Backed Securities                 1.1%
              -----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                       74.2%
              -----------------------------------------------
              AA                                        17.9%
              -----------------------------------------------
              A                                          4.4%
              -----------------------------------------------
              BBB                                        3.5%
              -----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                      5.9
              -----------------------------------------------
              Average Life (i,m)                     8.3 yrs.
              -----------------------------------------------
              Average Maturity (i,m)                10.3 yrs.
              -----------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term)(a)                              AA+
              -----------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term)(a)                             A-1
              -----------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                             32.7%
              -----------------------------------------------
              Japan                                     15.0%
              -----------------------------------------------
              Germany                                   14.0%
              -----------------------------------------------
              France                                     5.7%
              -----------------------------------------------
              United Kingdom                             5.7%
              -----------------------------------------------
              Canada                                     5.6%
              -----------------------------------------------
              Spain                                      4.5%
              -----------------------------------------------
              Austria                                    3.8%
              -----------------------------------------------
              Ireland                                    2.5%
              -----------------------------------------------
              Other Countries                           10.5%
              -----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 06/30/07.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GOVERNMENT SECURITIES VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE (i)

              Bonds                                     96.7%
              Cash and Other Net Assets                  3.3%

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                52.2%
              -----------------------------------------------
              U.S. Government Agencies                  24.3%
              -----------------------------------------------
              U.S. Treasury Securities                  20.2%
              -----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      100.0%
              -----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                      4.5
              -----------------------------------------------
              Average Life (i,m)                     6.3 yrs.
              -----------------------------------------------
              Average Maturity (i,m)                13.9 yrs.
              -----------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term)(a)                              AAA
              -----------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term) (a)                            A-1
              -----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 06/30/07.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- HIGH YIELD VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE (i)

              Bonds                                     89.2%
              Floating Rate Loans                        8.0%
              Common Stocks                              2.0%
              Cash and Other Net Assets                  0.8%
              Preferred Stocks(o)                        0.0%
              Equity Warrants(o)                         0.0%

              TOP FIVE INDUSTRIES (i)

              Medical & Health Technology & Services     8.5%
              -----------------------------------------------
              Automotive                                 6.6%
              -----------------------------------------------
              Gaming & Lodging                           6.3%
              -----------------------------------------------
              Broadcasting                               5.3%
              -----------------------------------------------
              Printing & Publishing                      4.6%
              -----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        2.2%
              -----------------------------------------------
              BBB                                        2.4%
              -----------------------------------------------
              BB                                        26.0%
              -----------------------------------------------
              B                                         53.1%
              -----------------------------------------------
              CCC                                       15.4%
              -----------------------------------------------
              Not Rated                                  0.9%
              -----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                      4.4
              -----------------------------------------------
              Average Life (i,m)                     7.8 yrs.
              -----------------------------------------------
              Average Maturity (i,m)                 8.2 yrs.
              -----------------------------------------------
              Average Credit Quality of Rated Securities
              (long-term)(a)                               B+
              -----------------------------------------------
              Average Credit Quality of Rated Securities
              (short-term)(a)                             A-1
              -----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 06/30/07.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MONEY MARKET VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE (u)

              Commercial Paper                         95.1%
              Certificates of Deposit                   6.0%
              Other Assets Less Liabilities           (1.1)%


              SHORT-TERM CREDIT QUALITY (q)

              Average Credit Quality of Short-Term
              Bonds (a)                                  A-1
              ----------------------------------------------
              All holdings are rated "A-1"

              MATURITY BREAKDOWN (u)

              0 - 29 days                              49.4%
              ----------------------------------------------
              30 - 59 days                             30.8%
              ----------------------------------------------
              60 - 89 days                             17.9%
              ----------------------------------------------
              90 - 366 days                             3.0%
              ----------------------------------------------
              Other Assets Less Liabilities           (1.1)%
              ----------------------------------------------

(a) The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"- rating category. Percentages are based on the total market value of investments as of 06/30/07.
(u) For purposes of this presentation, accrued interest, where applicable, is included.

From time to time "Other Assets Less Liabilities" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- TOTAL RETURN VARIABLE ACCOUNT

              PORTFOLIO STRUCTURE (i)

              Common Stocks                             59.6%
              Bonds                                     38.9%
              Cash & Other Net Assets                    1.5%

              TOP TEN HOLDINGS (i)

              Fannie Mae, 5.5%, 30 years                 4.0%
              -----------------------------------------------
              Bank of America Corp.                      1.9%
              -----------------------------------------------
              Fannie Mae, 6.0%, 30 years                 1.7%
              -----------------------------------------------
              U.S. Treasury Notes, 4.5%, 2009            1.6%
              -----------------------------------------------
              Allstate Corp.                             1.4%
              -----------------------------------------------
              Genworth Financial, Inc., "A"              1.3%
              -----------------------------------------------
              Citigroup, Inc.                            1.3%
              -----------------------------------------------
              U.S. Treasury Notes, 3.125%, 2008          1.3%
              -----------------------------------------------
              Wyeth                                      1.2%
              -----------------------------------------------
              Exxon Mobil Corp.                          1.2%
              -----------------------------------------------

              EQUITY SECTORS

              Financial Services                        17.6%
              -----------------------------------------------
              Health Care                                7.4%
              -----------------------------------------------
              Energy                                     7.2%
              -----------------------------------------------
              Utilities & Communications                 4.9%
              -----------------------------------------------
              Industrial Goods & Services                4.8%
              -----------------------------------------------
              Technology                                 3.9%
              -----------------------------------------------
              Basic Materials                            3.0%
              -----------------------------------------------
              Consumer Staples                           3.0%
              -----------------------------------------------
              Retailing                                  2.6%
              -----------------------------------------------
              Autos & Housing                            2.3%
              -----------------------------------------------
              Leisure                                    2.2%
              -----------------------------------------------
              Transportation                             0.5%
              -----------------------------------------------
              Special Products & Services                0.2%
              -----------------------------------------------

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                14.3%
              -----------------------------------------------
              High Grade Corporates                      9.6%
              -----------------------------------------------
              U.S. Treasury Securities                   8.2%
              -----------------------------------------------
              Commercial Mortgage-Backed Securities      3.9%
              -----------------------------------------------
              U.S. Government Agencies                   1.6%
              -----------------------------------------------
              Asset-Backed Securities                    0.6%
              -----------------------------------------------
              Emerging Markets Bonds                     0.3%
              -----------------------------------------------
              Non-U.S. Government Bonds                  0.3%
              -----------------------------------------------
              Residential Mortgage-Backed Securities     0.1%
              -----------------------------------------------
              High Yield Corporates (o)                  0.0%
              -----------------------------------------------

(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(o) Less than 0.1%.

Percentages are based on net assets as of 06/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

CAPITAL APPRECIATION VARIABLE ACCOUNT

ISSUER                                                         SHARES/PAR               VALUE ($)
COMMON STOCKS - 96.0%
AEROSPACE - 3.3%
Embraer-Empresa Brasileira de Aeronautica
  S.A., ADR ...........................................            26,080         $     1,257,317
Precision Castparts Corp. .............................            15,200               1,844,672
United Technologies Corp. .............................            51,870               3,679,139
                                                                                  ---------------
                                                                                  $     6,781,128
                                                                                  ---------------
ALCOHOLIC BEVERAGES - 0.8%
Diageo PLC ............................................            78,900         $     1,638,584
                                                                                  ---------------
APPAREL MANUFACTURERS - 3.0%
LVMH Moet Hennessy Louis Vuitton S.A. .................            25,500         $     2,938,962
NIKE, Inc., "B" .......................................            55,400               3,229,266
                                                                                  ---------------
                                                                                  $     6,168,228
                                                                                  ---------------
AUTOMOTIVE - 1.2%
Bayerische Motoren Werke AG ...........................            17,800         $     1,154,831
Harman International Industries, Inc. .................            11,980               1,399,264
                                                                                  ---------------
                                                                                  $     2,554,095
                                                                                  ---------------
BIOTECHNOLOGY - 6.4%
Amgen, Inc. (a) .......................................            55,770         $     3,083,523
Celgene Corp. (a) .....................................            54,300               3,113,019
Genentech, Inc. (a) ...................................            14,000               1,059,240
Genzyme Corp. (a) .....................................            73,030               4,703,132
Millipore Corp. (a) ...................................            16,100               1,208,949
                                                                                  ---------------
                                                                                  $    13,167,863
                                                                                  ---------------
BROADCASTING - 1.1%
News Corp., "A" .......................................           109,750         $     2,327,798
                                                                                  ---------------
BROKERAGE & ASSET MANAGERS - 3.4%
Charles Schwab Corp. ..................................           129,220         $     2,651,594
E*TRADE Financial Corp. (a) ...........................            71,000               1,568,390
Mellon Financial Corp. ................................            39,470               1,736,680
Merrill Lynch & Co., Inc. .............................            11,630                 972,035
                                                                                  ---------------
                                                                                  $     6,928,699
                                                                                  ---------------
BUSINESS SERVICES - 3.9%
Amdocs Ltd. (a) .......................................           101,020         $     4,022,616
Automatic Data Processing, Inc. .......................            16,960                 822,051
Fidelity  National  Information  Services, Inc ........            23,800               1,291,864
Western Union Co. .....................................            97,440               2,029,675
                                                                                  ---------------
                                                                                  $     8,166,206
                                                                                  ---------------
CABLE TV - 1.1%
Comcast Corp., "A" (a) ................................            77,600         $     2,202,261
                                                                                  ---------------
COMPUTER SOFTWARE - 6.9%
Adobe Systems, Inc. (a) ...............................            91,840         $     3,687,376
Citrix Systems, Inc. (a) ..............................            31,100               1,047,137
Microsoft Corp. .......................................           152,340               4,489,460
Oracle Corp. (a) ......................................           252,540               4,977,563
                                                                                  ---------------
                                                                                  $    14,201,536
                                                                                  ---------------
COMPUTER SOFTWARE - SYSTEMS - 1.9%
Apple Computer, Inc. (a) ..............................            18,650         $     2,276,046
Dell, Inc. (a) ........................................            57,300               1,635,915
                                                                                  ---------------
                                                                                  $     3,911,961
                                                                                  ---------------
CONSUMER GOODS & SERVICES - 4.1%
Apollo Group, Inc., "A" (a) ...........................            12,700         $       742,061
Colgate-Palmolive Co. .................................            26,410               1,712,689
eBay, Inc. (a) ........................................            56,290               1,811,412
Procter & Gamble Co. ..................................            69,500               4,252,705
                                                                                  ---------------
                                                                                  $     8,518,867
                                                                                  ---------------
ELECTRICAL EQUIPMENT - 6.9%
Danaher Corp. .........................................            39,100         $     2,952,050
General Electric Co. ..................................           185,500               7,100,940
Rockwell Automation, Inc. .............................            34,160               2,372,070
W.W. Grainger, Inc. ...................................            20,480               1,905,664
                                                                                  ---------------
                                                                                  $    14,330,724
                                                                                  ---------------
ELECTRONICS - 5.2%
Intel Corp. ...........................................           262,900         $     6,246,504
KLA-Tencor Corp. ......................................            36,800               2,022,160
Samsung Electronics Co. Ltd., GDR .....................             4,665               1,438,191
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ......           101,444               1,129,072
                                                                                  ---------------
                                                                                  $    10,835,927
                                                                                  ---------------
ENERGY - INTEGRATED - 1.8%
Exxon Mobil Corp. .....................................            31,000         $     2,600,280
Hess Corp. ............................................            18,300               1,075,843
                                                                                  ---------------
                                                                                  $     3,676,123
                                                                                  ---------------
FOOD & BEVERAGES - 2.6%
Nestle S.A ............................................             7,034         $     2,670,770
PepsiCo, Inc. .........................................            42,480               2,754,828
                                                                                  ---------------
                                                                                  $     5,425,598
                                                                                  ---------------
FOOD & DRUG STORES - 1.6%
CVS Caremark Corp. ....................................            91,569         $     3,337,690
                                                                                  ---------------
GAMING & LODGING - 1.5%
International Game Technology .........................            38,830         $     1,541,551
Royal Caribbean Cruises Ltd. ..........................            38,000               1,633,240
                                                                                  ---------------
                                                                                  $     3,174,791
                                                                                  ---------------
GENERAL MERCHANDISE - 2.3%
Family Dollar Stores, Inc. ............................            38,460         $     1,319,947
Target Corp. ..........................................            55,050               3,501,180
                                                                                  ---------------
                                                                                  $     4,821,127
                                                                                  ---------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.8%
UnitedHealth Group, Inc. ..............................            32,440         $     1,658,982
                                                                                  ---------------
INSURANCE - 0.5%
Aflac, Inc. ...........................................            19,800         $     1,017,720
                                                                                  ---------------
INTERNET - 1.9%
Google, Inc., "A" (a) .................................             7,560         $     3,956,753
                                                                                  ---------------
LEISURE & TOYS - 0.4%
Electronic Arts, Inc. (a) .............................            16,160         $       764,691
                                                                                  ---------------
MAJOR BANKS - 2.1%
Bank of New York Co., Inc. (a) ........................            25,900         $     1,073,296
State Street Corp. ....................................            48,630               3,326,292
                                                                                  ---------------
                                                                                  $     4,399,588
                                                                                  ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
Cardinal Health, Inc. .................................            22,900         $     1,617,656
                                                                                  ---------------
MEDICAL EQUIPMENT - 5.1%
Advanced Medical Optics, Inc. (a) .....................            58,290         $     2,033,155
Baxter International, Inc. ............................            18,620               1,049,051
C.R. Bard, Inc. .......................................             7,000                 578,410
DENTSPLY International, Inc. ..........................            46,480               1,778,325
Medtronic, Inc. .......................................            75,770               3,929,432
St. Jude Medical, Inc. (a) ............................            29,670               1,231,008
                                                                                  ---------------
                                                                                  $    10,599,381
                                                                                  ---------------
NETWORK & TELECOM - 4.4%
Cisco Systems, Inc. (a) ...............................           234,640         $     6,534,724
Juniper Networks, Inc. (a) ............................            56,100               1,412,037
QUALCOMM, Inc. ........................................            26,420               1,146,364
                                                                                  ---------------
                                                                                  $     9,093,125
                                                                                  ---------------
OIL SERVICES - 3.8%
Halliburton Co. .......................................            28,900         $       997,050
Noble Corp. ...........................................            32,460               3,165,499
Schlumberger Ltd. .....................................            36,360               3,088,418
Weatherford International Ltd. (a) ....................            11,720                 647,413
                                                                                  ---------------
                                                                                  $     7,898,380
                                                                                  ---------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.7%
American Express Co. ..................................            37,470         $     2,292,415
Moody's Corp. .........................................            19,400               1,206,680
                                                                                  ---------------
                                                                                  $     3,499,095
                                                                                  ---------------
PERSONAL COMPUTERS & PERIPHERALS - 1.2%
EMC Corp. (a) .........................................            64,480         $     1,167,088
Network Appliance, Inc. (a) ...........................            44,400               1,296,480
                                                                                  ---------------
                                                                                  $     2,463,568
                                                                                  ---------------
PHARMACEUTICALS - 7.3%
Allergan, Inc. ........................................            48,020         $     2,767,873
Bayer AG ..............................................            13,700               1,037,874
Johnson & Johnson .....................................            76,570               4,718,243
Roche Holding AG ......................................            16,640               2,950,981
Wyeth .................................................            62,770               3,599,232
                                                                                  ---------------
                                                                                  $    15,074,203
                                                                                  ---------------
SPECIALTY CHEMICALS - 0.9%
Praxair, Inc. .........................................            26,300         $     1,893,337
                                                                                  ---------------
SPECIALTY STORES - 2.4%
Lowe's Cos., Inc. .....................................            53,570         $     1,644,063
Nordstrom, Inc. .......................................            23,500               1,201,320
Staples, Inc. .........................................            92,170               2,187,194
                                                                                  ---------------
                                                                                  $     5,032,577
                                                                                  ---------------
TELEPHONE SERVICES - 1.1%
American Tower Corp., "A" (a) .........................            55,880         $     2,346,960
                                                                                  ---------------
TOBACCO - 0.7%
Altria Group, Inc. ....................................            19,870         $     1,393,682
                                                                                  ---------------
TRUCKING - 1.9%
FedEx Corp. ...........................................            14,500         $     1,609,065
United Parcel Service, Inc., "B" ......................            32,240               2,353,520
                                                                                  ---------------
                                                                                  $     3,962,585
                                                                                  ---------------
  TOTAL COMMON STOCKS
    (IDENTIFIED COST, $176,070,677) .....................................         $   198,841,489
                                                                                  ---------------
SHORT-TERM OBLIGATIONS - 3.0%
Cargill, Inc., 5.37%, due 7/02/07, at
  Amortized Cost and Value (t)(y) .....................     $   6,302,000         $     6,301,060
                                                                                  ---------------
  TOTAL INVESTMENTS
    (IDENTIFIED COST, $182,371,737) .....................................         $   205,142,549
                                                                                  ---------------
OTHER ASSETS,
  LESS LIABILITIES - 1.0% ...............................................               1,969,064
                                                                                  ---------------
  NET ASSETS - 100.0% ...................................................         $   207,111,613
                                                                                  ---------------

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

ISSUER                                                         SHARES/PAR               VALUE ($)

BONDS - 88.4%
FOREIGN BONDS - 65.8%
AUSTRIA - 3.6%
Republic of Austria, 5%, 2012 (z) ......................  EUR     224,000            $    308,821
                                                                                     ------------
BELGIUM - 2.3%
Kingdom of Belgium, 3.75%, 2009 ........................  EUR     149,000            $    199,288
                                                                                     ------------
CANADA - 5.3%
Canada Housing Trust, 4.6%, 2011 .......................  CAD      51,000            $     47,814
Government of Canada, 5.5%, 2009 .......................  CAD      50,000                  47,828
Government of Canada, 4.5%, 2015 .......................  CAD      18,000                  16,873
Quebec Province, 1.6%, 2013 ............................  JPY  42,000,000                 338,793
                                                                                     ------------
                                                                                     $    451,308
                                                                                     ------------
DENMARK - 1.1%
Kingdom of Denmark, 4%, 2015 ...........................  DKK     519,000            $     90,510
                                                                                     ------------
FINLAND - 1.8%
Republic of Finland, 5.375%, 2013 ......................  EUR     108,000            $    152,180
                                                                                     ------------
FRANCE - 5.6%
Republic of France, 6%, 2025 ...........................  EUR     196,000            $    305,946
Republic of France, 4.75%, 2035 ........................  EUR     125,000                 169,120
                                                                                     ------------
                                                                                     $    475,066
                                                                                     ------------
GERMANY - 13.6%
Federal Republic of Germany, 3.5%, 2008 ................  EUR      69,000            $     92,326
Federal Republic of Germany, 5.25%, 2010 ...............  EUR     166,000                 229,153
Federal Republic of Germany, 3.75%, 2015 ...............  EUR     300,000                 385,364
Federal Republic of Germany, 6.25%, 2030 ...............  EUR     220,000                 359,320
KfW Bankengruppe, 1.35%, 2014 ..........................  JPY  12,000,000                  95,567
                                                                                     ------------
                                                                                     $  1,161,730
                                                                                     ------------
IRELAND - 2.5%
Republic of Ireland, 4.6%, 2016 ........................  EUR     155,000            $    209,470
                                                                                     ------------
JAPAN - 15.0%
Development Bank of Japan, 1.75%, 2010 .................  JPY   7,000,000            $     57,719
Development Bank of Japan, 1.4%, 2012 ..................  JPY  45,000,000                 364,448
Development Bank of Japan, 1.6%, 2014 ..................  JPY  40,000,000                 323,468
Development Bank of Japan, 1.05%, 2023 .................  JPY  55,000,000                 375,267
Development Bank of Japan, 2.3%, 2026 ..................  JPY  10,000,000                  81,366
Japan Finance Corp. for Municipal
Enterprises, 2%, 2016 ..................................  JPY  10,000,000                  81,996
                                                                                     ------------
                                                                                     $  1,284,264
                                                                                     ------------
MALAYSIA - 1.4%
Petronas Capital Ltd., 7.875%, 2022 ...................     $     100,000            $    118,001
                                                                                     ------------
MEXICO - 1.1%
Pemex Project Funding Master Trust, 8.625%,  2022 .....     $      23,000            $     28,286
United Mexican States, 6.75%, 2034 ....................            60,000                  63,990
                                                                                     ------------
                                                                                     $     92,276
                                                                                     ------------
NETHERLANDS - 2.0%
Kingdom of Netherlands, 3.75%, 2014 ....................  EUR     133,000            $    171,237
                                                                                     ------------
RUSSIA - 0.6%
Gazprom International S.A., 7.201%, 2020 ...............    $      51,503            $     53,161
                                                                                     ------------
SPAIN - 4.3%
Kingdom of Spain, 5.35%, 2011 ..........................  EUR     266,000            $    370,800
                                                                                     ------------
UNITED KINGDOM - 5.6%
United Kingdom Conversion Loan, 9%, 2011 ...............  GBP      38,000            $     84,981
United Kingdom Treasury, 8%, 2015 ......................  GBP      55,000                 128,397
United Kingdom Treasury, 8%, 2021 ......................  GBP      44,000                 111,083
United Kingdom Treasury, 4.25%, 2036 ...................  GBP      85,000                 155,386
                                                                                     ------------
                                                                                     $    479,847
                                                                                     ------------
  TOTAL FOREIGN BONDS ...................................................            $  5,617,959
                                                                                     ------------
U.S. BONDS - 22.6%
ASSET BACKED & SECURITIZED - 8.4%
Bayview Commercial Asset Trust, FRN, 4.9071%, 2023 (n) .  CAD      30,000            $     28,227
Citigroup/Deutsche Bank Commercial Mortgage
Trust, 5.648%, 2048 ....................................    $     100,000                  98,098
Commercial Mortgage Asset Trust, FRN,
1.1259%, 2032 (i)(n) ...................................        1,375,678                  48,522
Commercial Mortgage Pass-Through
Certificates, FRN, 5.51%, 2017 (n) .....................           59,000                  59,029
Commercial Mortgage Pass-Through
Certificates, FRN, 5.52%, 2017 (n) .....................          100,000                 100,018
Credit Suisse Commercial Mortgage Trust,
5.509%, 2039 ...........................................           23,010                  22,269
Deutsche Mortgage & Asset Receiving Corp.,
6.538%, 2031 ...........................................           15,766                  15,774
First Union National Bank Commercial
Mortgage Trust, FRN,
1.1829%, 2043 (i)(n) ...................................        1,585,449                  44,850
IMPAC CMB Trust, FRN, 5.67%, 2036 ......................           93,562                  93,446
JPMorgan Chase Commercial Mortgage
Securities Corp., 5.44%, 2045 ..........................           19,156                  18,531
JPMorgan Chase Commercial Mortgage
Securities Corp., FRN, 5.3802%, 2041 ...................           55,952                  54,494
JPMorgan Chase Commercial Mortgage
Securities Corp., FRN, 5.3866%, 2044 ...................           30,000                  28,923
Lehman Brothers Floating Rate Commercial
Mortgage Trust, FRN, 5.48%, 2018 (n) ...................           26,075                  26,075
Merrill Lynch/Countrywide Commercial
Mortgage Trust, FRN, 5.204%, 2049 ......................           50,000                  47,458
Wachovia Bank Commercial Mortgage Trust,
FRN, 5.795%, 2045 ......................................           30,000                  29,713
                                                                                     ------------
                                                                                     $    715,427
                                                                                     ------------
MORTGAGE BACKED - 1.1%
Fannie Mae, 5.37%, 2013 ................................    $      24,634            $     24,317
Fannie Mae, 4.78%, 2015 ................................           24,348                  23,279
Fannie Mae, 5.09%, 2016 ................................           25,000                  24,289
Fannie Mae, 5.424%, 2016 ...............................           24,632                  24,415
                                                                                     ------------
                                                                                     $     96,300
                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 5.5%
Aid-Egypt, 4.45%, 2015 .................................    $      49,000            $     45,946
Fannie Mae, 4.25%, 2007 ................................          171,000                 170,357
Freddie Mac, 4.2%, 2007 ................................           99,000                  98,542
Small Business Administration,
4.57%, 2025 ............................................           43,533                  40,632
Small Business Administration,
5.21%, 2026 ............................................          113,346                 110,106
                                                                                     ------------
                                                                                     $    465,583
                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 7.6%
U.S. Treasury Bonds, 8%, 2021 ..........................    $     131,000            $    167,608
U.S. Treasury Bonds, 4.75%, 2037 .......................           19,000                  17,915
U.S. Treasury Notes, 3.125%, 2008 ......................            1,000                     977
U.S. Treasury Notes, 4%, 2010 ..........................          187,000                 182,690
U.S. Treasury Notes, 4.75%, 2012 .......................          121,000                 120,093
U.S. Treasury Notes, 4%, 2015 (f) ......................          174,000                 162,935
                                                                                     ------------
                                                                                     $    652,218
                                                                                     ------------
  TOTAL U.S. BONDS ......................................................            $  1,929,528
                                                                                     ------------
  TOTAL BONDS
    (IDENTIFIED COST, $7,666,981) .......................................            $  7,547,487
                                                                                     ------------
CALL OPTIONS PURCHASED - 0.0%
CHF Currency - July 2007 @ $0.9967 (Premiums
Paid, $178) ............................................  CHF      52,736            $        118
                                                                                     ------------
PUT OPTIONS PURCHASED - 0.0%
CAD Currency - July 2007 @ $1.0195 (Premiums
Paid, $295) ............................................  CAD      97,380            $        124
                                                                                     ------------
SHORT-TERM OBLIGATIONS - 3.5%
Farmer Mac, 4.825%, due 7/02/07,
  at Amortized Cost and Value (y) .....................     $     300,000            $    299,960
                                                                                     ------------
REPURCHASE AGREEMENTS - 4.4%
Goldman Sachs, 4.50%, dated 6/29/07, due
  7/02/07, total to be received $377,141
  (secured by various U.S. Treasury and
  Federal Agency obligations and Mortgage
  Backed securities in a jointly traded
  account), at Cost ...................................     $     377,000            $    377,000
                                                                                     ------------
  TOTAL INVESTMENTS
    (IDENTIFIED COST, $8,344,414) (k) ...................................            $  8,224,689
                                                                                     ------------
OTHER ASSETS,
  LESS LIABILITIES - 3.7% ...............................................                 316,404
                                                                                     ------------
  NET ASSETS - 100.0% ...................................................            $  8,541,093
                                                                                     ------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 6/30/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                                   NET UNREALIZED
                                         CONTRACTS TO       SETTLEMENT DATE                          CONTRACTS      APPRECIATION
         TYPE           CURRENCY       DELIVER/RECEIVE           RANGE           IN EXCHANGE FOR      AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
APPRECIATION
          Buy            AUD                   58,929           8/03/07               $ 49,358          $ 49,922        $    564
          Buy            BRL                   25,398           7/16/07                 12,981            13,137             156
         Sell            BRL                   24,889           7/16/07                 12,899            12,874              25
          Buy            CAD                   41,133           7/23/07                 38,522            38,726             204
          Buy            EUR                  707,892           9/19/07                947,935           960,705          12,770
          Buy            GBP                   98,594           9/19/07                194,573           197,707           3,134
         Sell            JPY               14,936,173           7/17/07                123,798           121,573           2,225
          Buy            MXN                   75,992           7/05/07                  7,000             7,032              32
         Sell            MXN                  114,590           7/05/07                 10,650            10,603              47
          Buy            NOK                  271,902           9/17/07                 44,771            46,151           1,380
          Buy            PLN                   52,816           8/31/07                 18,768            19,010             242
          Buy            SEK                  514,319      8/03/07 - 9/14/07            74,430            75,352             922
                                                                                                                        --------
                                                                                                                        $ 21,701
                                                                                                                        ========
DEPRECIATION
         Sell            AUD                   18,008           8/03/07               $ 15,212          $ 15,257        $    (45)
         Sell            CAD                      271           7/23/07                    250               256              (6)
         Sell            DKK                  135,690           8/13/07                 24,424            24,711            (287)
         Sell            EUR                  537,209      7/23/07 - 9/19/07           718,331           728,868         (10,537)
         Sell            GBP                   77,430           9/17/07                152,616           155,272          (2,656)
          Buy            JPY                7,504,503      7/11/07 - 7/17/07            62,106            61,065          (1,041)
         Sell            JPY                9,621,065      7/17/07 - 8/20/07            78,279            78,451            (172)
          Buy            MXN                  226,682           7/05/07                 21,006            20,975             (31)
          Buy            MYR                   44,148           7/11/07                 12,889            12,796             (93)
         Sell            NOK                  271,144           9/17/07                 45,000            46,022          (1,022)
          Buy            PLN                   52,816           7/02/07                 19,116            18,984            (132)
         Sell            PLN                   52,816           7/02/07                 18,742            18,984            (242)
         Sell            SEK                   67,438           9/14/07                  9,590             9,894            (304)
          Buy            SGD                   33,595           8/06/07                 22,059            22,026             (33)
                                                                                                                        --------
                                                                                                                        $(16,601)
                                                                                                                        ========

At June 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $13 with Goldman Sachs & Co. and a net payable of $26,004 with Merrill Lynch International Bank.

FUTURES CONTRACTS OUTSTANDING AT 6/30/07
                                                                                                     UNREALIZED
                                                                                   EXPIRATION       APPRECIATION
DESCRIPTION                                    CONTRACTS           VALUE              DATE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 yr (Long) .............      1              $105,703           Sep-07             $481

At June 30, 2007, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.
                                      See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

GOVERNMENT SECURITIES VARIABLE ACCOUNT

ISSUER                                                         SHARES/PAR               VALUE ($)
BONDS - 93.4%
AGENCY - OTHER - 4.6%
Financing Corp., 9.4%, 2018 ...........................     $     780,000         $     1,023,589
Financing Corp., 10.35%, 2018 .........................         1,150,000               1,610,504
Financing Corp., STRIPS, 0%, 2017 .....................         1,220,000                 698,726
                                                                                  ---------------
                                                                                  $     3,332,819
                                                                                  ---------------
MORTGAGE BACKED - 52.2%
Fannie Mae, 5.78%, 2008 ...............................     $     181,026         $       181,116
Fannie Mae, 4.73%, 2012 ...............................            93,422                  90,375
Fannie Mae, 4.79%, 2012 ...............................           934,169                 901,347
Fannie Mae, 4.845%, 2013 ..............................           258,041                 248,642
Fannie Mae, 5%, 2013 - 2027 ...........................         3,010,057               2,941,327
Fannie Mae, 5.06%, 2013 ...............................           103,932                 101,676
Fannie Mae, 4.545%, 2014 ..............................           131,187                 124,243
Fannie Mae, 4.6%, 2014 ................................           124,077                 118,356
Fannie Mae, 4.666%, 2014 ..............................           769,285                 733,349
Fannie Mae, 4.77%, 2014 ...............................           104,942                 100,061
Fannie Mae, 4.839%, 2014 ..............................           863,048                 829,076
Fannie Mae, 4.871%, 2014 ..............................           475,735                 460,024
Fannie Mae, 5.1%, 2014 ................................           136,260                 133,382
Fannie Mae, 4.56%, 2015 ...............................           159,967                 151,334
Fannie Mae, 4.62%, 2015 ...............................           178,245                 169,322
Fannie Mae, 4.665%, 2015 ..............................           107,946                 102,708
Fannie Mae, 4.69%, 2015 ...............................            88,030                  83,925
Fannie Mae, 4.7%, 2015 ................................           124,037                 118,265
Fannie Mae, 4.74%, 2015 ...............................            99,763                  94,541
Fannie Mae, 4.815%, 2015 ..............................           117,000                 111,242
Fannie Mae, 4.82%, 2015 ...............................           340,038                 324,612
Fannie Mae, 4.85%, 2015 ...............................            88,165                  84,940
Fannie Mae, 4.89%, 2015 ...............................            87,317                  84,299
Fannie Mae, 4.925%, 2015 ..............................           343,786                 330,672
Fannie Mae, 5.471%, 2015 ..............................           122,730                 122,050
Fannie Mae, 6.5%, 2016 - 2036 .........................         1,606,013               1,631,410
Fannie Mae, 4.996%, 2017 ..............................           302,077                 292,386
Fannie Mae, 5.5%, 2017 - 2035 .........................        10,361,771              10,061,247
Fannie Mae, 6%, 2017 - 2034 ...........................         2,155,062               2,148,628
Fannie Mae, 4.5%, 2019 - 2020 .........................         2,935,411               2,792,813
Fannie Mae, 4.88%, 2020 ...............................            89,555                  86,900
Fannie Mae, 7.5%, 2022 - 2031 .........................           174,623                 182,661
Freddie Mac, 4.5%, 2013 - 2021 ........................           480,425                 476,834
Freddie Mac, 4.375%, 2015 .............................           508,421                 493,878
Freddie Mac, 5%, 2016 - 2027 ..........................         2,415,965               2,394,441
Freddie Mac, 6%, 2021 - 2035 ..........................         2,433,691               2,426,043
Freddie Mac, 5.5%, 2025 - 2035 ........................         3,748,504               3,637,137
Freddie Mac, 6.5%, 2032 - 2037 ........................           725,533                 738,410
Ginnie Mae, 5.5%, 2033 ................................         1,509,006               1,467,531
                                                                                  ---------------
                                                                                  $    37,571,203
                                                                                  ---------------
U.S. GOVERNMENT AGENCIES - 19.2%
Aid-Egypt, 4.45%, 2015 ................................     $     473,000         $       443,518
Aid-Israel, 6.6%, 2008 ................................           270,727                 270,983
Aid-Peru, 9.98%, 2008 .................................           273,048                 279,779
Empresa Energetica Cornito Ltd.,
  6.07%, 2010 .........................................         1,567,000               1,582,294
Fannie Mae, 4.625%, 2013 ..............................           213,000                 204,657
Farmer Mac, 5.5%, 2011 (n) ............................           690,000                 693,912
Federal Home Loan Bank, 4.625%, 2008 ..................         1,750,000               1,742,400
Federal Home Loan Bank, 5.25%, 2009 ...................         1,065,000               1,065,577
Freddie Mac, 6.625%, 2009 .............................           673,000                 692,731
Overseas Private Investment Corp.,
  0%, 2007 ............................................            99,272                 108,094
Small Business Administration,
  8.7%, 2009 ..........................................            22,295                  22,754
Small Business Administration,
  10.05%, 2009 ........................................             3,137                   3,200
Small Business Administration,
  6.44%, 2021 .........................................           492,004                 503,477
Small Business Administration,
  6.625%, 2021 ........................................           592,463                 608,839
Small Business Administration,
  4.98%, 2023 .........................................           231,013                 223,335
Small Business Administration,
  4.34%, 2024 .........................................           337,163                 312,247
Small Business Administration,
  4.77%, 2024 .........................................           537,075                 511,455
Small Business Administration,
  4.86%, 2024 .........................................           297,743                 284,318
Small Business Administration,
  4.87%, 2024 .........................................           348,836                 332,726
Small Business Administration,
  4.88%, 2024 .........................................           263,124                 251,368
Small Business Administration,
  4.99%, 2024 .........................................           387,316                 373,347
Small Business Administration,
  4.76%, 2025 .........................................           508,842                 479,656
Small Business Administration,
  5.11%, 2025 .........................................           307,800                 299,139
U.S. Department of Housing & Urban
  Development, 6.36%, 2016 ............................           500,000                 506,577
U.S. Department of Housing & Urban
  Development, 6.59%, 2016 ............................         2,045,000               2,060,575
                                                                                  ---------------
                                                                                  $    13,856,958
                                                                                  ---------------
U.S. TREASURY OBLIGATIONS - 17.4%
U.S. Treasury Bonds, 9.25%, 2016 ......................     $     409,000         $       528,313
U.S. Treasury Bonds, 7.5%, 2016 .......................           810,000                 955,231
U.S. Treasury Bonds, 7.875%, 2021 .....................         1,785,000               2,246,171
U.S. Treasury Bonds, 6.25%, 2023 ......................         1,009,000               1,120,385
U.S. Treasury Bonds, 6%, 2026 .........................           405,000                 442,083
U.S. Treasury Bonds, 0%, 2027 .........................           810,000                 282,427
U.S. Treasury Bonds, 5.25%, 2028 ......................           346,000                 348,379
U.S. Treasury Bonds, 4.5%, 2036 .......................           517,000                 468,127
U.S. Treasury Bonds, STRIPS, 0%, 2021 .................         1,174,000                 552,861
U.S. Treasury Notes, 6.5%, 2010 (f) ...................         2,216,000               2,301,697
U.S. Treasury Notes, 12%, 2013 ........................            19,000                  20,444
U.S. Treasury Notes, 4%, 2014 .........................         1,879,000               1,778,738
U.S. Treasury Notes, TIPS, 3.875%, 2009 ...............           691,745                 702,771
U.S. Treasury Notes, TIPS, 2.375%, 2017 ...............           799,250                 780,331
                                                                                  ---------------
                                                                                  $    12,527,958
                                                                                  ---------------
  TOTAL BONDS
    (IDENTIFIED COST, $69,116,794) ......................................        $     67,288,938
                                                                                 ----------------
REPURCHASE AGREEMENTS - 3.1%
Goldman Sachs, 4.5%, dated 6/29/07,
  due 7/02/07, total to be received
  $2,258,847 (secured by various U.S.
  Treasury and Federal Agency obligations
  and Mortgage Backed securities in a
  jointly traded account), at Cost ....................     $   2,258,000         $     2,258,000
                                                                                  ---------------
  TOTAL INVESTMENTS
    (IDENTIFIED COST, $71,374,794) (k) ..................................         $    69,546,938
                                                                                  ---------------
OTHER ASSETS,
  LESS LIABILITIES - 3.5% ...............................................               2,532,756
                                                                                  ---------------
  NET ASSETS - 100.0% ...................................................        $     72,079,694
                                                                                  ---------------

FUTURES CONTRACTS OUTSTANDING AT 6/30/07
                                                                                                   UNREALIZED
                                                                                 EXPIRATION       APPRECIATION
DESCRIPTION                                  CONTRACTS           VALUE              DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short) ................      14            $1,508,500          Sep-07          $ 21,169
U.S. Treasury Note 5 yr (Long) ............      26             2,706,031          Sep-07           (18,039)
U.S. Treasury Note 10 yr (Long) ...........       6               634,219          Sep-07             3,854
------------------------------------------------------------------------------------------------------------------
                                                                                                   $  6,984
                                                                                                   ========
At June 30, 2007, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                                  See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

HIGH YIELD VARIABLE ACCOUNT

ISSUER                                                         SHARES/PAR               VALUE ($)
BONDS - 87.0%
AEROSPACE - 1.9%
Bombardier, Inc., 8%, 2014 (n) ........................     $     151,000         $       156,285
DRS Technologies, Inc., 7.625%, 2018 ..................           215,000                 217,150
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n) ..           390,000                 407,536
Vought Aircraft Industries, Inc., 8%, 2011 ............           255,000                 253,725
                                                                                  ---------------
                                                                                  $     1,034,696
                                                                                  ---------------
AIRLINES - 0.8%
Continental Airlines, Inc., 6.9%, 2017 ................     $      60,700         $        59,790
Continental Airlines, Inc., 6.748%, 2017 ..............            64,312                  63,106
Continental Airlines, Inc., 6.795%, 2018 ..............           103,686                 101,093
Continental Airlines, Inc., 7.566%, 2020 ..............           232,249                 232,829
                                                                                  ---------------
                                                                                  $       456,818
                                                                                  ---------------
APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 12.25%, 2012 ......................     $     150,000         $       162,375
Levi Strauss & Co., 9.75%, 2015 .......................           115,000                 123,050
                                                                                  ---------------
                                                                                  $       285,425
                                                                                  ---------------
ASSET BACKED & SECURITIZED - 1.6%
ARCap REIT, Inc., "H", 6.1%, 2045 (n) .................     $     165,567         $       134,606
Asset Securitization Corp., FRN, 8.6363%, 2029 (z) ....           200,000                 211,071
Crest Ltd., 7%, 2040 ..................................           154,000                 139,539
First Union National Bank Commercial
  Mortgage Corp., 6.75%, 2032 .........................           165,000                 165,086
Wachovia Credit, CDO, FRN,
  6.71%, 2026 (z) .....................................           250,000                 243,025
                                                                                  ---------------
                                                                                  $       893,327
                                                                                  ---------------
AUTOMOTIVE - 5.4%
Ford Motor Co., 7.45%, 2031 ...........................     $     155,000         $       123,806
Ford Motor Credit Co., 9.75%, 2010 ....................           960,000               1,002,418
Ford Motor Credit Co., 8.625%, 2010 ...................           190,000                 192,980
Ford Motor Credit Co., 7%, 2013 .......................           143,000                 132,489
Ford Motor Credit Co., 8%, 2016 .......................           270,000                 258,619
Ford Motor Credit Co., FRN, 8.105%, 2012 ..............           160,000                 159,594
General Motors Corp., 8.375%, 2033 ....................           603,000                 550,238
Goodyear Tire & Rubber Co., 9%, 2015 ..................           230,000                 247,825
TRW Automotive, Inc., 7%, 2014 (n) ....................           265,000                 252,413
TRW Automotive, Inc., 7.25%, 2017 (n) .................            30,000                  28,575
                                                                                  ---------------
                                                                                  $     2,948,957
                                                                                  ---------------
BROADCASTING - 5.0%
Allbritton Communications Co., 7.75%, 2012 ............     $     355,000         $       356,775
Bonten Media Acquisition Co., 9%, 2015 (n)(p) .........           135,000                 131,625
CanWest MediaWorks LP, 9.25%, 2015 (z) ................           120,000                 120,300
Clear Channel Communications, Inc., 5.5%, 2014 ........           535,000                 457,192
Intelsat Bermuda Ltd., 11.25%, 2016 ...................           480,000                 537,600
Intelsat Bermuda Ltd., FRN, 8.8719%, 2015 .............           120,000                 122,550
Intelsat Ltd., 0% to 2010, 9.25% to 2015 ..............           235,000                 193,288
ION Media Networks, Inc., FRN, 11.6056%, 2013 (n) .....           170,000                 175,950
Univision Communications, Inc., 9.75%, 2015 (n)(p) ....           665,000                 656,688
                                                                                  ---------------
                                                                                  $     2,751,968
                                                                                  ---------------
BUILDING - 1.6%
Builders FirstSource, Inc., FRN, 9.61%, 2012 ..........     $     145,000         $       146,813
Interface, Inc., 10.375%, 2010 ........................           167,000                 179,525
Interface, Inc., 9.5%, 2014 ...........................            30,000                  32,325
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014 .....           216,000                 156,600
Nortek Holdings, Inc., 8.5%, 2014 .....................           215,000                 204,788
Ply Gem Industries, Inc., 9%, 2012 ....................           190,000                 170,763
                                                                                  ---------------
                                                                                  $       890,814
                                                                                  ---------------
BUSINESS SERVICES - 1.1%
Nortel Networks Ltd., 10.75%, 2016 (n) ................     $     140,000         $       154,700
SunGard Data Systems, Inc., 10.25%, 2015 ..............           410,000                 433,575
                                                                                  ---------------
                                                                                  $       588,275
                                                                                  ---------------
CABLE TV - 2.8%
CCH I Holdings LLC, 11%, 2015 .........................     $     350,000         $       365,313
CCH II Holdings LLC, 10.25%, 2010 .....................           230,000                 240,350
CCO Holdings LLC, 8.75%, 2013 .........................           335,000                 340,863
CSC Holdings, Inc., 6.75%, 2012 .......................           355,000                 337,250
NTL Cable PLC, 9.125%, 2016 ...........................           228,000                 238,830
                                                                                  ---------------
                                                                                  $     1,522,606
                                                                                  ---------------
CHEMICALS - 3.4%
Equistar Chemicals LP, 10.125%, 2008 ..................     $     129,000         $       134,160
Equistar Chemicals LP, 10.625%, 2011 ..................            34,000                  35,785
Innophos, Inc., 8.875%, 2014 ..........................           265,000                 274,275
KI Holdings, Inc., 0% to 2009, 9.875% to 2014 .........           348,000                 297,540
Koppers, Inc., 9.875%, 2013 ...........................           220,000                 234,850
Momentive Performance Materials, Inc., 11.5%, 2016 (n)            265,000                 267,650
Mosaic Co., 7.625%, 2016 (n) ..........................           305,000                 311,863
Nalco Co., 8.875%, 2013 ...............................           285,000                 295,688
                                                                                  ---------------
                                                                                  $     1,851,811
                                                                                  ---------------
CONSUMER GOODS & SERVICES - 4.9%
ACCO Brands Corp., 7.625%, 2015 .......................     $     250,000         $       245,625
Corrections Corp. of America, 6.25%, 2013 .............           180,000                 172,800
GEO Group, Inc., 8.25%, 2013 ..........................           280,000                 288,750
Jarden Corp., 7.5%, 2017 ..............................           220,000                 217,250
Kar Holdings, Inc., 10%, 2015 (n) .....................           385,000                 375,375
Playtex Products, Inc., 9.375%, 2011 ..................           180,000                 184,950
Realogy Corp., 10.5%, 2014 (n) ........................           100,000                  95,250
Realogy Corp., 12.375%, 2015 (n) ......................           340,000                 310,250
Service Corp. International, 7.375%, 2014 .............           115,000                 115,575
Service Corp. International, 7%, 2017 .................           370,000                 352,425
Visant Holding Corp., 8.75%, 2013 .....................           315,000                 327,600
                                                                                  ---------------
                                                                                  $     2,685,850
                                                                                  ---------------
CONTAINERS - 1.7%
Berry Plastics Holding Corp., 8.875%, 2014 ............     $     175,000         $       177,188
Graham Packaging Co. LP, 9.875%, 2014 .................           165,000                 166,856
Greif, Inc., 6.75%, 2017 ..............................           165,000                 161,288
Owens-Brockway Glass Container, Inc., 8.25%, 2013 .....           390,000                 403,650
                                                                                  ---------------
                                                                                  $       908,982
                                                                                  ---------------
DEFENSE ELECTRONICS - 0.9%
L-3 Communications Corp., 6.125%, 2014 ................     $     310,000         $       292,175
L-3 Communications Corp., 5.875%, 2015 ................           210,000                 194,775
                                                                                  ---------------
                                                                                  $       486,950
                                                                                  ---------------
ELECTRONICS - 2.1%
Avago Technologies Finance, 11.875%, 2015 .............     $     165,000         $       184,388
Freescale Semiconductor, Inc., 10.125%, 2016 (n) ......           580,000                 545,200
NXP B.V./NXP Funding LLC, 7.875%, 2014 ................           110,000                 108,350
NXP B.V./NXP Funding LLC, 9.5%, 2015 ..................           100,000                  98,500
Spansion LLC, 11.25%, 2016 (z) ........................           185,000                 190,550
                                                                                  ---------------
                                                                                  $     1,126,988
                                                                                  ---------------
EMERGING MARKET SOVEREIGN - 1.0%
Republic of Argentina, FRN, 5.475%, 2012 ..............     $     303,750         $       288,512
Republic of Venezuela, 7%, 2018 .......................           141,000                 124,433
Republic of Venezuela, 6%, 2020 .......................           155,000                 125,395
                                                                                  ---------------
                                                                                  $       538,340
                                                                                  ---------------
ENERGY - INDEPENDENT - 3.8%
Chaparral Energy, Inc., 8.875%, 2017 (n) ..............     $     235,000         $       232,063
Chesapeake Energy Corp., 7%, 2014 .....................           184,000                 182,620
Chesapeake Energy Corp., 6.375%, 2015 .................           305,000                 290,894
Cimarex Energy Co., 7.125%, 2017 ......................           180,000                 175,500
Forest Oil Corp., 7.25%, 2019 (n) .....................           150,000                 145,500
Hilcorp Energy I LP, 7.75%, 2015 (n) ..................            90,000                  87,300
Hilcorp Energy I LP, 9%, 2016 (n) .....................           240,000                 248,400
Mariner Energy, Inc., 8%, 2017 ........................           190,000                 188,575
Newfield Exploration Co., 6.625%, 2014 ................           255,000                 246,075
Plains Exploration & Production Co., 7%, 2017 .........            35,000                  33,163
Quicksilver Resources, Inc., 7.125%, 2016 .............           260,000                 250,900
                                                                                  ---------------
                                                                                  $     2,080,990
                                                                                  ---------------
ENTERTAINMENT - 0.5%
AMC Entertainment, Inc., 8%, 2014 .....................     $      95,000         $        93,100
AMC Entertainment, Inc., 11%, 2016 ....................           165,000                 182,325
                                                                                  ---------------
                                                                                  $       275,425
                                                                                  ---------------
FINANCIAL INSTITUTIONS - 2.7%
General Motors Acceptance Corp., 6.875%, 2011 .........     $     558,000         $       548,879
General Motors Acceptance Corp., 6.75%, 2014 ..........           825,000                 790,066
General Motors Acceptance Corp., 8%, 2031 .............           155,000                 158,500
                                                                                  ---------------
                                                                                  $     1,497,445
                                                                                  ---------------
FOOD & BEVERAGES - 1.0%
B&G Foods Holding Corp., 8%, 2011 .....................     $     175,000         $       175,000
Del Monte Corp., 6.75%, 2015 ..........................           185,000                 176,213
Michael Foods, Inc., 8%, 2013 .........................           175,000                 176,750
                                                                                  ---------------
                                                                                  $       527,963
                                                                                  ---------------
FOREST & PAPER PRODUCTS - 1.7%
Buckeye Technologies, Inc., 8%, 2010 ..................     $      65,000         $        65,000
Buckeye Technologies, Inc., 8.5%, 2013 ................           375,000                 383,438
Jefferson Smurfit Corp., 8.25%, 2012 ..................           254,000                 252,095
JSG Funding PLC, 7.75%, 2015 ..........................            25,000                  25,031
MDP Acquisitions PLC, 9.625%, 2012 ....................            19,000                  19,903
Millar Western Forest Products, 7.75%, 2013 ...........           235,000                 202,394
                                                                                  ---------------
                                                                                  $       947,861
                                                                                  ---------------
GAMING & LODGING - 5.6%
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)      $      30,000         $        29,550
Great Canadian Gaming Corp., 7.25%, 2015 (n) ..........           155,000                 154,225
Greektown Holdings, 10.75%, 2013 (n) ..................           155,000                 164,300
Harrah's Entertainment, Inc., 5.75%, 2017 .............           500,000                 400,000
Majestic Star Casino LLC, 9.75%, 2011 .................           260,000                 251,550
Mandalay Resort Group, 9.375%, 2010 ...................           175,000                 184,625
MGM Mirage, Inc., 8.5%, 2010 ..........................           140,000                 146,475
MGM Mirage, Inc., 8.375%, 2011 ........................           365,000                 373,213
MGM Mirage, Inc., 6.75%, 2013 .........................           200,000                 190,000
MGM Mirage, Inc., 5.875%, 2014 ........................           195,000                 176,475
Pinnacle Entertainment, Inc., 8.25%, 2012 .............           185,000                 190,550
Station Casinos, Inc., 6.5%, 2014 .....................           390,000                 345,150
Wimar Opco LLC, 9.625%, 2014 (n) ......................           280,000                 269,500
Wynn Las Vegas LLC, 6.625%, 2014 ......................           215,000                 207,206
                                                                                  ---------------
                                                                                  $     3,082,819
                                                                                  ---------------
INDUSTRIAL - 1.2%
Blount, Inc., 8.875%, 2012 ............................     $     245,000         $       247,450
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012 .....           370,000                 386,188
                                                                                  ---------------
                                                                                  $       633,638
                                                                                  ---------------
INSURANCE - HEALTH - 0.2%
Centene Corp., 7.25%, 2014 ............................     $     130,000         $       128,700
                                                                                  ---------------
INSURANCE - PROPERTY & CASUALTY - 0.3%
USI Holdings Corp., 9.75%, 2015 (n) ...................     $     165,000         $       164,175
                                                                                  ---------------
MACHINERY & TOOLS - 0.7%
Case New Holland, Inc., 7.125%, 2014 ..................     $     370,000         $       374,625
                                                                                  ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 7.4%
Advanced Medical Optics, Inc., 7.5%, 2017 (n) .........     $     210,000         $       198,450
Community Health Systems, Inc., 8.875%, 2015 (z) ......           350,000                 354,813
Cooper Cos., Inc., 7.125%, 2015 (n) ...................           270,000                 267,300
DaVita, Inc., 6.625%, 2013 ............................           125,000                 122,031
DaVita, Inc., 7.25%, 2015 .............................           445,000                 439,438
HCA, Inc., 6.375%, 2015 ...............................           395,000                 335,750
HCA, Inc., 9.25%, 2016 (n) ............................           810,000                 862,650
HealthSouth Corp., 10.75%, 2016 .......................           190,000                 206,150
Omnicare, Inc., 6.875%, 2015 ..........................           135,000                 128,250
Psychiatric Solutions, Inc., 7.75%, 2015 ..............           295,000                 291,681
U.S. Oncology, Inc., 10.75%, 2014 .....................           365,000                 390,550
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p) ..           155,000                 153,450
Universal Hospital Services, Inc., FRN, 8.7594%, 2015 (n)          45,000                  45,000
Vanguard Health Holding II, 9%, 2014 ..................           130,000                 128,700
VWR Funding, Inc., 10.25%, 2015 (p)(z) ................           135,000                 134,663
                                                                                  ---------------
                                                                                  $     4,058,876
                                                                                  ---------------
METALS & MINING - 4.2%
Arch Western Finance LLC, 6.75%, 2013 .................     $     470,000         $       451,200
Chaparral Steel Co., 10%, 2013 ........................           225,000                 245,531
FMG Finance Ltd., 10.625%, 2016 (n) ...................           275,000                 327,250
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015 .....           220,000                 232,100
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017 ....           455,000                 485,713
Peabody Energy Corp., 5.875%, 2016 ....................           225,000                 210,375
Peabody Energy Corp., 7.375%, 2016 ....................           175,000                 178,500
PNA Group, Inc., 10.75%, 2016 (n) .....................           155,000                 168,950
                                                                                  ---------------
                                                                                  $     2,299,619
                                                                                  ---------------
NATURAL GAS - DISTRIBUTION - 0.7%
AmeriGas Partners LP, 7.125%, 2016 ....................     $     200,000         $       196,500
Inergy LP, 6.875%, 2014 ...............................           175,000                 165,813
                                                                                  ---------------
                                                                                  $       362,313
                                                                                  ---------------
NATURAL GAS - PIPELINE - 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015 ..............     $     270,000         $       269,325
El Paso Performance-Linked Trust, CLN, 7.75%, 2011 (n)            275,000                 283,250
Transcontinental Gas Pipe Line Corp., 7%, 2011 ........           135,000                 139,725
Williams Cos., Inc., 7.125%, 2011 .....................           132,000                 135,300
Williams Cos., Inc., 8.75%, 2032 ......................           150,000                 173,625
Williams Partners LP, 7.25%, 2017 .....................           205,000                 206,025
                                                                                  ---------------
                                                                                  $     1,207,250
                                                                                  ---------------
NETWORK & TELECOM - 3.3%
Cincinnati Bell, Inc., 8.375%, 2014 ...................     $     300,000         $       303,000
Citizens Communications Co., 9.25%, 2011 ..............           225,000                 243,000
Nordic Telephone Co. Holdings, 8.875%, 2016 (n) .......           205,000                 217,300
Qwest Capital Funding, Inc., 7.25%, 2011 ..............           175,000                 174,125
Qwest Corp., 7.875%, 2011 .............................            95,000                  99,038
Qwest Corp., 8.875%, 2012 .............................           300,000                 323,250
Time Warner Telecom Holdings, Inc., 9.25%, 2014 .......           165,000                 174,900
Windstream Corp., 8.625%, 2016 ........................           185,000                 195,638
Windstream Corp., 7%, 2019 ............................            60,000                  57,300
                                                                                  ---------------
                                                                                  $     1,787,551
                                                                                  ---------------
OIL SERVICES - 1.8%
Basic Energy Services, Inc., 7.125%, 2016 .............     $     340,000         $       324,700
Bristow Group, Inc., 7.5%, 2017 (z) ...................           115,000                 115,288
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017            255,000                 258,188
GulfMark Offshore, Inc., 7.75%, 2014 ..................           110,000                 111,100
Hanover Compressor Co., 9%, 2014 ......................           190,000                 200,925
                                                                                  ---------------
                                                                                  $     1,010,201
                                                                                  ---------------
PHARMACEUTICALS - 0.3%
Warner Chilcott Corp., 8.75%, 2015 ....................     $     169,000         $       173,648
                                                                                  ---------------
PRINTING & PUBLISHING - 3.6%
American Media Operations, Inc., 10.25%, 2009 .........     $     295,000         $       280,250
Dex Media, Inc., 0% to 2008, 9% to 2013 ...............           425,000                 400,031
Dex Media, Inc., 0% to 2008, 9% to 2013 ...............           300,000                 282,375
Idearc, Inc., 8%, 2016 ................................           590,000                 595,900
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016 (n) ....           130,000                  91,650
R.H. Donnelley Corp., 8.875%, 2016 ....................           305,000                 317,200
                                                                                  ---------------
                                                                                  $     1,967,406
                                                                                  ---------------
RETAILERS - 1.4%
Buhrmann U.S., Inc., 7.875%, 2015 .....................     $     260,000         $       256,100
Couche-Tard, Inc., 7.5%, 2013 .........................           145,000                 146,088
Neiman Marcus Group, Inc., 9%, 2015 (p) ...............           185,000                 197,950
Rite Aid Corp., 9.5%, 2017 (n) ........................           170,000                 163,200
                                                                                  ---------------
                                                                                  $       763,338
                                                                                  ---------------
SPECIALTY STORES - 1.4%
Claire's Stores, Inc., 9.25%, 2015 (n) ................     $     200,000         $       190,000
Claire's Stores, Inc., 10.5%, 2017 (z) ................            80,000                  73,000
Michaels Stores, Inc., 11.375%, 2016 (n) ..............           260,000                 271,700
Payless ShoeSource, Inc., 8.25%, 2013 .................           210,000                 213,675
                                                                                  ---------------
                                                                                  $       748,375
                                                                                  ---------------
SUPERMARKETS - 0.6%
Stater Brothers Holdings, Inc., 7.75%, 2015 (n) .......          $165,000         $       165,413
SUPERVALU, Inc., 7.5%, 2014 ...........................           185,000                 189,625
                                                                                  ---------------
                                                                                  $       355,038
                                                                                  ---------------
TELECOMMUNICATIONS - WIRELESS - 1.0%
Centennial Communications Corp., 10%, 2013 ............     $      50,000         $        53,625
Centennial Communications Corp., 10.125%, 2013 ........           120,000                 128,700
MetroPCS Wireless, Inc., 9.25%, 2014 (n) ..............            80,000                  82,600
Wind Acquisition Finance S.A., 10.75%, 2015 (n) .......           250,000                 286,875
                                                                                  ---------------
                                                                                  $       551,800
                                                                                  ---------------
TRANSPORTATION - SERVICES - 1.0%
Hertz Corp., 8.875%, 2014 .............................     $     360,000         $       375,300
Stena AB, 7%, 2016 ....................................           181,000                 181,000
                                                                                  ---------------
                                                                                  $       556,300
                                                                                  ---------------
U.S. TREASURY OBLIGATIONS - 2.0%
U.S. Treasury Bonds, 4.5%, 2036 .......................     $   1,244,000         $     1,126,403
                                                                                  ---------------
UTILITIES - ELECTRIC POWER - 3.7%
AES Corp., 9.375%, 2010 ...............................     $     255,000         $       271,256
Edison Mission Energy, 7%, 2017 (n) ...................           510,000                 480,675
Edison Mission Energy, 7.625%, 2027 (n) ...............            70,000                  66,150
Mirant North American LLC, 7.375%, 2013 ...............           240,000                 245,400
NRG Energy, Inc., 7.375%, 2016 ........................           665,000                 666,663
Reliant Energy, Inc., 7.875%, 2017 ....................           285,000                 277,163
                                                                                  ---------------
                                                                                  $     2,007,307
                                                                                  ---------------
  TOTAL BONDS (IDENTIFIED COST, $47,602,931) ............................         $    47,660,873
                                                                                  ---------------
COMMON STOCKS - 2.0%
CABLE TV - 0.4%
Comcast Corp., "A" (a) ................................             5,200         $       146,224
Time Warner Cable, Inc. (a) ...........................             2,800                 109,676
                                                                                  ---------------
                                                                                  $       255,900
                                                                                  ---------------
CONSUMER GOODS & SERVICES - 0.1%
Central Garden & Pet Co. (a) ..........................             2,300         $        28,198
                                                                                  ---------------
ELECTRONICS - 0.1%
Intel Corp. ...........................................             2,300         $        54,648
                                                                                  ---------------
ENERGY - INDEPENDENT - 0.4%
Chesapeake Energy Corp. ...............................             1,600         $        55,360
Foundation Coal Holdings, Inc. ........................             3,860                 156,870
                                                                                  ---------------
                                                                                  $       212,230
                                                                                  ---------------
ENERGY - INTEGRATED - 0.1%
Chevron Corp. .........................................               700         $        58,968
                                                                                  ---------------
FOREST & PAPER PRODUCTS - 0.1%
Louisiana-Pacific Corp. ...............................             2,600         $        49,192
                                                                                  ---------------
MAJOR BANKS - 0.1%
Bank of America Corp. .................................               600         $        29,334
JPMorgan Chase & Co. ..................................               600                  29,070
                                                                                  ---------------
                                                                                  $        58,404
                                                                                  ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
Omnicare, Inc. ........................................             1,700         $        61,302
                                                                                  ---------------
METALS & MINING - 0.0%
Oxford Automotive, Inc. (a) ...........................                53         $             0
                                                                                  ---------------
NATURAL GAS - PIPELINE - 0.1%
Williams Cos., Inc. ...................................             2,300         $        72,726
                                                                                  ---------------
PHARMACEUTICALS - 0.1%
Johnson & Johnson .....................................               900         $        55,458
                                                                                  ---------------
PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment,
  Inc. (a) ............................................            21,250         $             0
                                                                                  ---------------
REAL ESTATE - 0.2%
Host Hotels & Resorts, Inc., REIT .....................             5,000         $       115,600
                                                                                  ---------------
TELEPHONE SERVICES - 0.2%
Windstream Corp. ......................................             6,500         $        95,940
                                                                                  ---------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $1,064,431) .....................         $     1,118,566
                                                                                  ---------------
FLOATING RATE LOANS (g)(r) - 8.0%
AUTOMOTIVE - 1.1%
Ford Motor Co., Term Loan B, 8.36%, 2013 ..............     $     426,238         $       427,689
Mark IV Industries, Inc., Second Lien Term
  Loan, 11.1%, 2011 ...................................           169,464                 169,958
                                                                                  ---------------
                                                                                  $       597,647
                                                                                  ---------------
BROADCASTING - 0.2%
Gray Television, Inc., Term Loan, 6.85%, 2014 .........     $     128,430         $       127,868
                                                                                  ---------------
BUILDING - 0.1%
Building Materials Holding Corp., Second
  Lien Term Loan, 11.13%, 2014 ........................     $      69,143         $        67,645
                                                                                  ---------------
CABLE TV - 0.9%
Charter Communications Operating LLC, Term
  Loan, 7.36%, 2014 ...................................     $     135,676         $       134,286
CSC Holdings, Inc., Incremental Term Loan,
  7.07%, 2013 .........................................           197,927                 197,698
Mediacom Illinois LLC, Term Loan A, 6.86%, 2012 .......           177,515                 175,962
                                                                                  ---------------
                                                                                  $       507,946
                                                                                  ---------------
CHEMICALS - 0.5%
Celanese AG, Term Loan B, 7.1%, 2014 ..................     $     280,004         $       280,266
                                                                                  ---------------
CONTAINERS - 0.4%
Altivity Packaging LLC, Second Lien Term
  Loan, 10.32%, 2013 ..................................     $     157,576         $       160,071
Altivity Packaging LLC, Second Lien Term
  Loan, 10.32%, 2013 ..................................            50,424                  51,223
                                                                                  ---------------
                                                                                  $       211,294
                                                                                  ---------------
FOOD & BEVERAGES - 0.8%
Dean Foods Co., Term Loan B, 6.86%, 2014 ..............     $     214,453         $       214,051
Dole Food Co., Inc., Letter of Credit, 5.23%, 2013 ....            18,525                  18,435
Dole Food Co., Inc., Term Loan, 7.54%, 2013 ...........            41,159                  40,961
Dole Food Co., Inc., Term Loan C, 7.45%, 2013 .........           137,198                 136,537
                                                                                  ---------------
                                                                                  $       409,984
                                                                                  ---------------
FOREST & PAPER PRODUCTS - 0.6%
Georgia-Pacific Corp., Term Loan, 7.11%, 2012 .........     $     290,785         $       291,318
Georgia-Pacific Corp., Term Loan B-2, 7.11%, 2012 .....            19,057                  19,088
                                                                                  ---------------
                                                                                  $       310,406
                                                                                  ---------------
GAMING & LODGING - 0.6%
Gulfside Casino, Term Loan B, 10.34%, 2012 ............     $     318,112         $       319,702
                                                                                  ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
Community Health Systems, Inc., Term Loan B, 2012 (o) .     $     153,942         $       154,111
Community Health Systems, Inc., Term Loan B, 2014 (o) .            10,196                  10,207
HCA, Inc., Term Loan B, 7.61%, 2012 ...................           287,805                 288,781
                                                                                  ---------------
                                                                                  $       453,099
                                                                                  ---------------
NATURAL GAS - PIPELINE - 0.2%
Kinder Morgan, Inc., Term Loan, 6.82%, 2014 ...........     $      95,908         $        95,704
                                                                                  ---------------
POLLUTION CONTROL - 0.4%
Allied Waste North America, Inc., Term Loan,
  7.09%, 2012 .........................................     $     136,143         $       136,398
Allied Waste North America, Inc.,Term Loan
  A, Credit Linked Deposit, 7.07%, 2012 ...............            77,942                  78,137
                                                                                  ---------------
                                                                                  $       214,535
                                                                                  ---------------
PRINTING & PUBLISHING - 1.0%
Idearc, Inc., Term Loan B, 7.36%, 2014 ................     $     290,974         $       291,822
Nielsen Finance LLC, Term Loan B, 7.61%, 2013 .........           247,829                 249,161
                                                                                  ---------------
                                                                                  $       540,983
                                                                                  ---------------
SPECIALTY STORES - 0.4%
Michaels Stores, Inc., Term Loan B, 7.63%, 2013 .......     $     228,898         $       226,323
                                                                                  ---------------
  TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $4,361,453)                         $     4,363,402
                                                                                  ---------------
PREFERRED STOCKS - 0.0%
REAL ESTATE - 0.0%
HRPT Properties Trust, "B", REIT, 8.75%
  (Identified Cost, $5,470) ...........................               200         $         5,074
                                                                                  ---------------
                               STRIKE      FIRST
ISSUER                          PRICE     EXERCISE             SHARES/PAR               VALUE ($)
WARRANTS - 0.0%
NETWORK & TELECOM - 0.0%
Knology, Inc.
(Identified Cost, $0) (a)(z)   $0.10      11/22/97                    500         $         2,023
                                                                                  ---------------
ISSUER                                                         SHARES/PAR               VALUE ($)
SHORT-TERM OBLIGATIONS - 1.5%
New Center Asset Trust, 5.36%, due 7/02/07,
  at Amortized Cost and Value (y) .....................     $     823,000         $       822,877
                                                                                  ---------------
  TOTAL INVESTMENTS
    (IDENTIFIED COST, $53,857,162) (k) ..................................         $    53,972,815
                                                                                  ---------------
OTHER ASSETS,
  LESS LIABILITIES - 1.5% ...............................................                 815,244
                                                                                  ---------------
  NET ASSETS - 100.0% ...................................................        $     54,788,059
                                                                                  ---------------
SWAP AGREEMENTS AT 6/30/07
                                                                                                                     UNREALIZED
                    NOTIONAL                                                   CASH FLOWS           CASH FLOWS      APPRECIATION
EXPIRATION           AMOUNT                       COUNTERPARTY                 TO RECEIVE             TO PAY       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
6/20/09      USD  200,000           JPMorgan Chase Bank                     4.1% (fixed rate)           (1)           $ 1,536
6/20/09      USD  100,000           JPMorgan Chase Bank                     4.8% (fixed rate)           (1)             2,006
6/20/12      USD  200,000           Morgan Stanley Capital Services, Inc.  3.76% (fixed rate)           (2)            (6,438)
6/20/12      USD  100,000           Morgan Stanley Capital Services, Inc.  4.15% (fixed rate)           (2)            (1,713)
6/20/12      USD  200,000           Goldman Sachs International                    (3)          1.49% (fixed rate)        553
3/20/17      USD   35,000           JPMorgan Chase Bank                            (4)          0.80% (fixed rate)       (156)
3/20/17      USD   30,000           Merrill Lynch International                    (4)          0.81% (fixed rate)        (82)
3/20/17      USD   35,000           JPMorgan Chase Bank                            (4)          0.78% (fixed rate)       (103)
                                                                                                                      -------
                                                                                                                      $(4,397)
                                                                                                                      =======
(1) Variable account to pay notional amount upon a defined credit default event by Abitibi - Consolidated, 8.375%, 4/01/15.
(2) Variable account to pay notional amount upon a defined credit default event by Bowater, Inc., 6.5%, 6/15/13.
(3) Variable account to receive notional amount upon a defined credit default event by Constellation Brands, 8%, 2/15/08.
(4) Variable account to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.

At June 30, 2007, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

                                    See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

MONEY MARKET VARIABLE ACCOUNT

ISSUER                                                         SHARES/PAR               VALUE ($)

CERTIFICATES OF DEPOSIT - 5.9%
OTHER BANKS & DIVERSIFIED FINANCIALS - 5.9%
Credit Suisse, NY, 5.31%, due 09/27/07 .................    $  1,407,000             $  1,407,000
Fortis Bank, NY, 5.29%, due 07/02/07 ...................       1,427,000                1,427,000
                                                                                     ------------
  TOTAL CERTIFICATES OF DEPOSIT,
    AT AMORTIZED COST AND VALUE ........................                             $  2,834,000
                                                                                     ------------
COMMERCIAL PAPER (y) - 95.1%
ASSET BACKED & SECURITIZED - 3.2%
Yorktown Capital LLC, 5.27%, due 7/27/07 (t) ...........    $  1,559,000             $  1,553,066
                                                                                     ------------
AUTOMOTIVE - 3.0%
Toyota Motor Credit Corp., 5.2%, due 7/27/07 ...........    $  1,435,000             $  1,429,610
                                                                                     ------------
BUSINESS SERVICES - 3.0%
Siemens Capital Corp. LLC, 5.27%, due 9/17/07 ..........    $  1,465,000             $  1,448,272
                                                                                     ------------
FINANCIAL INSTITUTIONS - 48.3%
American Express Credit Corp., 5.25%, due 9/25/07 ......    $  1,355,000             $  1,338,006
Bryant Park Funding LLC, 5.24%, due 8/15/07 (t) ........       1,440,000                1,430,568
CAFCO LLC, 5.25%, due 7/06/07 (t) ......................       1,431,000                1,429,957
CRC Funding LLC, 5.27%, due 8/09/07 (t) ................       1,455,000                1,446,693
Ciesco LLC, 5.245%, due 7/12/07 (t) ....................       1,430,000                1,427,708
Citibank Credit Card Issuance Trust, 5.24%,
  due 7/12/07 (t) ......................................       1,440,000                1,437,694
FCAR Owner Trust, 5.3%, due 7/20/07 ....................       1,427,000                1,423,008
Fairway Finance Corp., 5.245%, due 7/13/07 (t) .........         291,000                  290,491
Falcon Asset Securitization LLC, 5.25%, due
  7/10/07 - 9/10/07 (t) ................................       1,447,000                1,437,874
Govco LLC, 5.25%, due 7/02/07 (t) ......................         650,000                  649,905
Govco LLC, 5.24%, due 8/13/07 (t) ......................         535,000                  531,651
Jupiter Securitization Co. LLC, 5.25%,
  due 7/05/07 (t) ......................................       1,430,000                1,429,166
Kitty Hawk Funding Corp., 5.25%, due 9/20/07 (t) .......       1,450,000                1,432,872
Ranger Funding Co. LLC, 5.24%, due 7/11/07 (t) .........       1,430,000                1,427,919
Scaldis Capital LLC, 5.255%, due 7/02/07 (t) ...........       1,342,000                1,341,804
Sheffield Receivables Corp., 5.29%, due 7/13/07 (t) ....       1,440,000                1,437,461
Thunder Bay Funding LLC, 5.26%, due 8/03/07 (t) ........         906,000                  901,632
Thunder Bay Funding LLC, 5.27%, due 8/15/07 (t) ........         700,000                  695,389
Windmill Funding Corp., 5.26%, due 7/27/07 (t) .........       1,640,000                1,633,770
                                                                                     ------------
                                                                                     $ 23,143,568
                                                                                     ------------
FOOD & BEVERAGES - 3.0%
Hershey Foods Corp., 5.2%, due 8/16/07 (t) .............    $  1,432,000             $  1,422,485
                                                                                     ------------
INSURANCE - 3.0%
MetLife, Inc., 5.24%, due 8/15/07 (t) ..................    $  1,424,000             $  1,414,673
                                                                                     ------------
MAJOR BANKS - 13.8%
Abbey National North America LLC, 5.2%, due 11/27/07 ...    $  1,444,000             $  1,412,922
Barclays U.S. Funding Corp., 5.21%, due 7/09/07 ........       1,280,000                1,278,518
HBOS Treasury Services PLC, 5.23%, due 8/13/07 .........       1,224,000                1,216,354
Natexis Banques Populaires, U.S. Finance Co. ...........
  LLC, 5.37%, due 7/02/07 ..............................       1,250,000                1,249,814
Societe Generale North America, 5.255%, due 9/27/07 ....       1,458,000                1,439,271
                                                                                     ------------
                                                                                     $  6,596,879
                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 17.8%
Bank of Montreal, 5.23%, due 8/15/07 ...................    $  1,420,000             $  1,410,717
Citigroup Funding, Inc., 5.265%, due 9/20/07 ...........         948,000                  936,770
Citigroup Funding, Inc., 5.26%, due 7/27/07 ............         488,000                  486,146
DEPFA Bank PLC, 5.23%, due 8/02/07 (t) .................       1,424,000                1,417,380
Dexia Delaware LLC, 5.245%, due 8/06/07 ................       1,422,000                1,414,542
ING America Insurance Holdings, Inc., 5.23%, due 8/13/07       1,440,000                1,431,004
UBS Financial Delaware LLC, 5.24%, due 7/25/07 .........       1,437,000                1,431,980
                                                                                     ------------
                                                                                     $  8,528,539
                                                                                     ------------
  TOTAL COMMERCIAL PAPER,
    AT AMORTIZED COST AND VALUE ........................................             $ 45,537,092
                                                                                     ------------
  TOTAL INVESTMENTS,
    AT AMORTIZED COST AND VALUE ........................................             $ 48,371,092
                                                                                     ------------
OTHER ASSETS,
  LESS LIABILITIES - (1.0)% ............................................                 (496,976)
                                                                                     ------------
  NET ASSETS - 100.0% ..................................................             $ 47,874,116
                                                                                     ------------

                     See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (unaudited) -- June 30, 2007

TOTAL RETURN VARIABLE ACCOUNT

ISSUER                                                         SHARES/PAR               VALUE ($)

COMMON STOCKS - 59.6%
AEROSPACE - 2.0%
Lockheed Martin Corp. .................................            18,750         $     1,764,938
Northrop Grumman Corp. ................................             9,530                 742,101
United Technologies Corp. .............................            14,480               1,027,066
                                                                                  ---------------
                                                                                  $     3,534,105
                                                                                  ---------------
ALCOHOLIC BEVERAGES - 0.4%
Diageo PLC ............................................            30,246         $       628,145
                                                                                  ---------------
APPAREL MANUFACTURERS - 0.5%
Hanesbrands, Inc. (a) .................................             1,052         $        28,436
NIKE, Inc., "B" .......................................            14,480                 844,039
                                                                                  ---------------
                                                                                  $       872,475
                                                                                  ---------------
AUTOMOTIVE - 0.9%
Bayerische Motoren Werke AG ...........................            15,810         $     1,025,723
Johnson Controls, Inc. ................................             5,500                 636,735
                                                                                  ---------------
                                                                                  $     1,662,458
                                                                                  ---------------
BIOTECHNOLOGY - 1.1%
Amgen, Inc. (a) .......................................            36,330         $     2,008,686
                                                                                  ---------------
BROADCASTING - 0.9%
Citadel Broadcasting Corp. ............................               365         $         2,354
E.W. Scripps Co., "A" .................................            19,860                 907,403
Viacom, Inc., "B" (a) .................................            11,015                 458,554
Walt Disney Co. .......................................             4,760                 162,506
WPP Group PLC .........................................            10,270                 153,599
                                                                                  ---------------
                                                                                  $     1,684,416
                                                                                  ---------------
BROKERAGE & ASSET MANAGERS - 2.4%
Bear Stearns Cos., Inc. ...............................             1,920         $       268,800
Franklin Resources, Inc. ..............................             3,780                 500,737
Goldman Sachs Group, Inc. .............................             5,420               1,174,785
Julius Baer Holding Ltd. ..............................             1,729                 123,594
KKR Private Equity Investments LP, IEU (z) ............             6,600                 148,500
Lehman Brothers Holdings, Inc. ........................             3,090                 230,267
Mellon Financial Corp. ................................            17,120                 753,280
Merrill Lynch & Co., Inc. .............................             6,830                 570,851
Morgan Stanley ........................................             5,830                 489,020
                                                                                  ---------------
                                                                                  $     4,259,834
                                                                                  ---------------
BUSINESS SERVICES - 0.2%
Accenture Ltd., "A" ...................................             8,510         $       364,994
                                                                                  ---------------
CABLE TV - 0.2%
Time Warner Cable, Inc. (a) ...........................             8,150         $       319,236
                                                                                  ---------------
CHEMICALS - 0.8%
3M Co. ................................................             3,200         $       277,728
Dow Chemical Co. ......................................             2,910                 128,680
PPG Industries, Inc. ..................................             9,940                 756,533
Syngenta AG ...........................................             1,540                 300,183
                                                                                  ---------------
                                                                                  $     1,463,124
                                                                                  ---------------
COMPUTER SOFTWARE - 1.5%
Compuware Corp. (a) ...................................            85,960         $     1,019,486
Oracle Corp. (a) ......................................            80,200               1,580,742
                                                                                  ---------------
                                                                                  $     2,600,228
                                                                                  ---------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
Hewlett-Packard Co. ...................................            16,940         $       755,863
International Business Machines Corp. .................             1,900                 199,975
                                                                                  ---------------
                                                                                  $       955,838
                                                                                  ---------------
CONSTRUCTION - 1.4%
D.R. Horton, Inc. .....................................            23,090         $       460,184
Masco Corp. ...........................................            59,510               1,694,250
Sherwin-Williams Co. ..................................             2,550                 169,499
Toll Brothers, Inc. (a) ...............................             6,750                 168,615
                                                                                  ---------------
                                                                                  $     2,492,548
                                                                                  ---------------
CONSUMER GOODS & SERVICES - 0.5%
Procter & Gamble Co. ..................................            15,400         $       942,326
                                                                                  ---------------
CONTAINERS - 1.1%
Owens-Illinois, Inc. (a) ..............................            53,920         $     1,887,200
Smurfit-Stone Container Corp. (a) .....................             5,430                  72,273
                                                                                  ---------------
                                                                                  $     1,959,473
                                                                                  ---------------
ELECTRICAL EQUIPMENT - 2.2%
Cooper Industries Ltd., "A" ...........................               960         $        54,806
General Electric Co. ..................................            33,050               1,265,154
Rockwell Automation, Inc. .............................             6,260                 434,694
Tyco International Ltd. ...............................            43,480               1,469,189
W.W. Grainger, Inc. ...................................             6,310                 587,146
WESCO International, Inc. (a) .........................             2,660                 160,797
                                                                                  ---------------
                                                                                  $     3,971,786
                                                                                  ---------------
ELECTRONICS - 0.6%
Applied Materials, Inc. ...............................             3,430         $        68,154
Intel Corp. ...........................................            33,900                 805,464
SanDisk Corp. (a) .....................................             5,800                 283,852
                                                                                  ---------------
                                                                                  $     1,157,470
                                                                                  ---------------
ENERGY - INDEPENDENT - 2.9%
Anadarko Petroleum Corp. ..............................            37,480         $     1,948,585
Apache Corp. ..........................................             8,180                 667,406
Devon Energy Corp. ....................................            22,840               1,788,144
EOG Resources, Inc. ...................................             2,970                 216,988
Sunoco, Inc. ..........................................             2,020                 160,954
Talisman Energy, Inc. .................................             8,270                 159,859
Ultra Petroleum Corp. (a) .............................             3,130                 172,901
                                                                                  ---------------
                                                                                  $     5,114,837
                                                                                  ---------------
ENERGY - INTEGRATED - 3.4%
Chevron Corp. .........................................             7,605         $       640,645
ConocoPhillips ........................................             9,100                 714,350
Exxon Mobil Corp. .....................................            25,322               2,124,009
Hess Corp. ............................................            16,390                 966,354
Royal Dutch Shell PLC, ADR ............................             2,310                 187,572
TOTAL S.A., ADR .......................................            17,700               1,433,346
                                                                                  ---------------
                                                                                  $     6,066,276
                                                                                  ---------------
FOOD & BEVERAGES - 1.0%
Kellogg Co. ...........................................            12,240         $       633,910
Nestle S.A ............................................             1,600                 607,511
PepsiCo, Inc. .........................................             8,210                 532,419
Tyson Foods, Inc., "A" ................................             2,860                  65,894
                                                                                  ---------------
                                                                                  $     1,839,734
                                                                                  ---------------
FOOD & DRUG STORES - 0.6%
CVS Caremark Corp. ....................................            20,734         $       755,754
Sally Beauty Holdings, Inc. (a) .......................            41,010                 369,090
                                                                                  ---------------
                                                                                  $     1,124,844
                                                                                  ---------------
FOREST & PAPER PRODUCTS - 0.5%
Bowater, Inc. .........................................            30,140         $       751,993
MeadWestvaco Corp. ....................................             6,200                 218,984
                                                                                  ---------------
                                                                                  $       970,977
                                                                                  ---------------
GAMING & LODGING - 0.2%
Royal Caribbean Cruises Ltd. ..........................             6,670         $       286,677
                                                                                  ---------------
GENERAL MERCHANDISE - 1.3%
Macy's, Inc. ..........................................            52,220         $     2,077,312
Wal-Mart Stores, Inc. .................................             4,200                 202,062
                                                                                  ---------------
                                                                                  $     2,279,374
                                                                                  ---------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.7%
UnitedHealth Group, Inc. ..............................             7,090         $       362,583
WellPoint, Inc. (a) ...................................            10,270                 819,854
                                                                                  ---------------
                                                                                  $     1,182,437
                                                                                  ---------------
INSURANCE - 5.6%
Aflac, Inc. ...........................................             9,310         $       478,534
Allstate Corp. ........................................            39,650               2,438,872
Chubb Corp. ...........................................             3,690                 199,777
Conseco, Inc. (a) .....................................            69,000               1,441,410
Genworth Financial, Inc., "A" .........................            67,890               2,335,416
Hartford Financial Services Group, Inc. ...............             8,780                 864,918
MetLife, Inc. .........................................            14,650                 944,632
Principal Financial Group, Inc. .......................             1,400                  81,606
Prudential Financial, Inc. ............................               400                  38,892
Travelers Cos., Inc. ..................................            21,520               1,151,320
                                                                                  ---------------
                                                                                  $     9,975,377
                                                                                  ---------------
LEISURE & TOYS - 0.1%
Polaris Industries, Inc. ..............................             2,300         $       124,568
                                                                                  ---------------
MACHINERY & TOOLS - 0.6%
Deere & Co. ...........................................             6,010         $       725,647
Eaton Corp. ...........................................               800                  74,400
Timken Co. ............................................             5,450                 196,800
                                                                                  ---------------
                                                                                  $       996,847
                                                                                  ---------------
MAJOR BANKS - 5.2%
Bank of America Corp. .................................            67,868         $     3,318,066
Bank of New York Co., Inc. ............................            45,010               1,865,214
JPMorgan Chase & Co. ..................................            41,032               1,988,000
PNC Financial Services Group, Inc. ....................            11,090                 793,822
State Street Corp. ....................................             5,100                 348,840
SunTrust Banks, Inc. ..................................            11,500                 986,010
                                                                                  ---------------
                                                                                  $     9,299,952
                                                                                  ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
Omnicare, Inc. ........................................             7,000         $       252,420
Tenet Healthcare Corp. (a) ............................            71,360                 464,554
                                                                                  ---------------
                                                                                  $       716,974
                                                                                  ---------------
MEDICAL EQUIPMENT - 2.0%
Boston Scientific Corp. (a) ...........................            94,170         $     1,444,568
Cooper Cos., Inc. .....................................            19,280               1,028,010
DENTSPLY International, Inc. ..........................             4,250                 162,605
Pall Corp. ............................................            19,840                 912,442
                                                                                  ---------------
                                                                                  $     3,547,625
                                                                                  ---------------
METALS & MINING - 0.1%
BHP Billiton PLC ......................................             6,280         $       174,127
                                                                                  ---------------
NATURAL GAS - DISTRIBUTION - 0.1%
Questar Corp. .........................................             1,800         $        95,130
                                                                                  ---------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc. ...................................            34,040         $     1,076,345
                                                                                  ---------------
NETWORK & TELECOM - 1.3%
Cisco Systems, Inc. (a) ...............................            10,640         $       296,324
Motorola, Inc. ........................................            23,200                 410,640
Nortel Networks Corp. (a) .............................            70,127               1,686,554
                                                                                  ---------------
                                                                                  $     2,393,518
                                                                                  ---------------
OIL SERVICES - 0.9%
GlobalSantaFe Corp. ...................................             8,190         $       591,728
Halliburton Co. .......................................             3,300                 113,850
Noble Corp. ...........................................             8,425                 821,606
                                                                                  ---------------
                                                                                  $     1,527,184
                                                                                  ---------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.4%
American Express Co. ..................................            11,480         $       702,346
Capital One Financial Corp. ...........................             2,400                 188,256
Citigroup, Inc. .......................................            45,156               2,316,051
Countrywide Financial Corp. ...........................            18,960                 689,196
Fannie Mae ............................................            17,300               1,130,209
Freddie Mac ...........................................            14,170                 860,119
New York Community Bancorp, Inc. ......................            58,470                 995,159
UBS AG ................................................            10,661                 637,122
UBS AG ................................................             5,800                 348,058
                                                                                  ---------------
                                                                                  $     7,866,516
                                                                                  ---------------
PHARMACEUTICALS - 3.2%
Abbott Laboratories ...................................             2,440         $       130,662
Eli Lilly & Co. .......................................            10,830                 605,180
GlaxoSmithKline PLC ...................................             7,000                 183,399
GlaxoSmithKline PLC, ADR ..............................             7,180                 376,017
Johnson & Johnson .....................................            21,270               1,310,657
Merck & Co., Inc. .....................................            11,120                 553,776
Warner Chilcott Ltd., "A" (a) .........................            25,860                 467,807
Wyeth .................................................            37,970               2,177,200
                                                                                  ---------------
                                                                                  $     5,804,698
                                                                                  ---------------
PRINTING & PUBLISHING - 0.8%
New York Times Co., "A" ...............................            56,050         $     1,423,670
                                                                                  ---------------
RAILROAD & SHIPPING - 0.4%
Burlington Northern Santa Fe Corp. ....................             5,470         $       465,716
Norfolk Southern Corp. ................................             4,600                 241,822
                                                                                  ---------------
                                                                                  $       707,538
                                                                                  ---------------
SPECIALTY CHEMICALS - 0.5%
Air Products & Chemicals, Inc. ........................             7,830         $       629,297
Praxair, Inc. .........................................             3,810                 274,282
                                                                                  ---------------
                                                                                  $       903,579
                                                                                  ---------------
SPECIALTY STORES - 0.2%
Lowe's Cos., Inc. .....................................             2,170         $        66,597
Staples, Inc. .........................................            12,700                 301,371
                                                                                  ---------------
                                                                                  $       367,968
                                                                                  ---------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Sprint Nextel Corp. ...................................            17,500         $       362,425
Vodafone Group PLC, ADR ...............................            10,439                 351,064
                                                                                  ---------------
                                                                                  $       713,489
                                                                                  ---------------
TELEPHONE SERVICES - 1.9%
AT&T, Inc. ............................................            18,464         $       766,256
Embarq Corp. ..........................................             7,910                 501,257
Qwest Communications International,
  Inc. (a) ............................................            45,790                 444,163
TELUS Corp. ...........................................             2,220                 133,204
TELUS Corp. (non-voting shares) .......................               850                  50,186
Verizon Communications, Inc. ..........................            38,820               1,598,219
                                                                                  ---------------
                                                                                  $     3,493,285
                                                                                  ---------------
TOBACCO - 1.1%
Altria Group, Inc. ....................................            28,930         $     2,029,150
                                                                                  ---------------
TRUCKING - 0.1%
United Parcel Service, Inc., "B" ......................             2,300         $       167,900
                                                                                  ---------------
UTILITIES - ELECTRIC POWER - 1.9%
Dominion Resources, Inc. ..............................             5,890         $       508,366
DPL, Inc. .............................................             8,170                 231,538
Edison International ..................................             2,840                 159,381
Entergy Corp. .........................................             2,280                 244,758
FPL Group, Inc. .......................................            19,850               1,126,289
Integrys Energy Group, Inc. ...........................             2,880                 146,102
NRG Energy, Inc. (a) ..................................            10,320                 429,002
PPL Corp. .............................................             2,220                 103,874
Public Service Enterprise Group, Inc. .................             5,800                 509,124
                                                                                  ---------------
                                                                                  $     3,458,434
                                                                                  ---------------
  TOTAL COMMON STOCKS
    (IDENTIFIED COST, $88,861,003) ......................................         $   106,606,172
                                                                                  ---------------
BONDS - 38.7%
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018 ..........................     $      45,000         $        60,665
                                                                                  ---------------
ASSET BACKED & SECURITIZED - 4.5%
Banc of America Commercial Mortgage, Inc.,
  "A4", FRN, 5.3533%, 2047 ............................     $     100,000         $        96,445
Banc of America Commercial Mortgage, Inc.,
  "AM", FRN, 5.3533%, 2047 ............................           102,153                  98,105
Banc of America Commercial Mortgage, Inc.,
  FRN, 4.857%, 2043 ...................................           200,000                 188,450
Banc of America Commercial Mortgage, Inc.,
  FRN, 5.482%, 2049 ...................................           161,384                 155,966
Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.12%, 2040 (z) .........................           250,000                 249,999
Bear Stearns Commercial Mortgage
  Securities, Inc., FRN, 5.116%, 2041 .................            82,288                  78,950
BlackRock Capital Finance LP,
  7.75%, 2026 (n) .....................................            37,336                  37,202
Chase Commercial Mortgage Securities Corp.,
  7.543%, 2032 ........................................            49,756                  50,407
Citigroup Commercial Mortgage Trust,
  5.462%, 2049 ........................................           219,581                 211,994
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, 5.648%, 2048 .................................           200,000                 196,195
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, "H", FRN, 5.8816%, 2049 (z) ..................            59,453                  54,888
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, "J", FRN, 5.8816%, 2049 (z) ..................            90,000                  81,165
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, FRN, 5.3996%, 2044 ...........................           200,000                 196,259
Countrywide Asset-Backed Certificates, FRN,
  4.823%, 2035 ........................................            40,020                  39,727
Countrywide Asset-Backed Certificates, FRN,
  5.689%, 2046 ........................................            90,000                  89,336
Credit Suisse Commercial Mortgage Trust,
  5.509%, 2039 ........................................           128,277                 124,145
Credit Suisse Mortgage Capital Certificate,
  5.343%, 2039 ........................................           220,000                 210,593
CRIIMI MAE Commercial Mortgage Trust, 7%,
  2033 (n) ............................................           103,068                 102,326
ASSET BACKED & SECURITIZED - CONTINUED
Deutsche Mortgage & Asset Receiving Corp.,
  6.538%, 2031 ........................................            60,125                  60,171
Falcon Franchise Loan LLC,
  7.382%, 2010 (n) ....................................            16,585                  16,739
GE Commercial Mortgage Corp., FRN, 5.5182%,
  2044 ................................................           130,000                 125,891
GMAC Mortgage Corp. Loan Trust, FRN,
  5.805%, 2036 ........................................           115,000                 114,434
Greenwich Capital Commercial Funding Corp.,
  4.305%, 2042 ........................................           107,385                 104,612
Greenwich Capital Commercial Funding Corp.,
  FRN, 5.317%, 2036 ...................................            60,728                  59,324
Greenwich Capital Commercial Funding Corp.,
  FRN, 6.1126%, 2038 ..................................           100,000                 100,637
JPMorgan Chase Commercial Mortgage
  Securities Corp., 4.78%, 2042 .......................           152,000                 141,354
JPMorgan Chase Commercial Mortgage
  Securities Corp., 5.552%, 2045 ......................           210,000                 205,220
JPMorgan Chase Commercial Mortgage
  Securities Corp., 5.44%, 2045 .......................           106,496                 103,021
JPMorgan Chase Commercial Mortgage
  Securities Corp., 5.372%, 2047 ......................           170,000                 162,660
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3802%, 2041 ................            39,903                  38,863
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.4721%, 2043 ................           200,000                 193,862
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.475%, 2043 .................           210,000                 204,522
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.855%, 2043 .................           200,000                 199,745
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN, 6.0657%, 2045 ................           210,000                 211,270
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.038%, 2046 .................           197,476                 188,215
LB-UBS Commercial Mortgage Trust, 5.413%, 2039 ........            56,518                  54,438
LB-UBS Commercial Mortgage Trust, 5.455%, 2040 ........           279,000                 268,736
Merrill Lynch Mortgage Trust, FRN, 5.843%, 2039 .......           197,000                 194,883
Merrill Lynch Mortgage Trust, FRN, 5.4405%, 2044 ......            88,000                  84,998
Merrill Lynch/Countrywide Commercial
  Mortgage Trust, FRN, 5.204%, 2049 ...................           220,000                 208,813
Morgan Stanley Capital I, Inc.,
  5.168%, 2042 ........................................            48,533                  46,692
Morgan Stanley Capital I, Inc., FRN,
  0.6998%, 2030 (i)(n) ................................         6,894,350                  73,226
Multi-Family Capital Access One, Inc.,
  6.65%, 2024 .........................................            39,834                  40,148
Residential Asset Mortgage Products, Inc.,
  4.109%, 2035 ........................................            90,392                  89,605
Residential Asset Mortgage Products, Inc.,
  FRN, 4.9708%, 2034 ..................................            92,000                  89,943
Residential Funding Mortgage Securities,
  Inc., FRN, 5.32%, 2035 ..............................           129,000                 127,254
Spirit Master Funding LLC,
  5.05%, 2023 (z) .....................................           183,074                 171,402
Structured Asset Securities Corp., FRN,
  4.67%, 2035 .........................................           244,773                 242,201
Wachovia Bank Commercial Mortgage Trust,
  4.935%, 2042 ........................................           240,000                 226,948
Wachovia Bank Commercial Mortgage Trust,
  5.339%, 2048 ........................................           220,000                 210,617
Wachovia Bank Commercial Mortgage Trust,
  FRN, 4.847%, 2041 ...................................            50,000                  47,145
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.083%, 2042 ...................................           185,000                 176,499
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.118%, 2042 ...................................           200,000                 191,182
Wachovia Bank Commercial Mortgage Trust,
  FRN, 6.0213%, 2043 (z) ..............................           150,000                 139,786
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.3683%, 2044 ..................................           130,000                 125,028
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.4905%, 2044 ..................................           149,000                 143,995
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.466%, 2045 ...................................           189,000                 183,423
Wachovia Bank Commercial Mortgage Trust,
  FRN, 6.1637%, 2045 ..................................           140,000                 141,159
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.795%, 2045 ...................................           150,000                 148,565
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.603%, 2048 ...................................           200,000                 195,366
                                                                                  ---------------
                                                                                  $     8,114,744
                                                                                  ---------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016 ....................     $     136,000         $       131,685
                                                                                  ---------------
BROADCASTING - 0.2%
CBS Corp., 6.625%, 2011 ...............................     $     137,000         $       140,620
News America Holdings, 8.5%, 2025 .....................            99,000                 116,270
News America, Inc., 6.2%, 2034 ........................            42,000                  39,152
                                                                                  ---------------
                                                                                  $       296,042
                                                                                  ---------------
BROKERAGE & ASSET MANAGERS - 0.4%
Goldman Sachs Group, Inc.,
  5.625%, 2017 ........................................     $     176,000         $       168,681
Merrill Lynch & Co., Inc., 6.05%, 2016 ................           200,000                 197,825
Merrill Lynch & Co., Inc., 6.11%, 2037 ................           130,000                 121,982
Morgan Stanley, 5.75%, 2016 ...........................           100,000                  97,691
Morgan Stanley Group, Inc.,
  6.75%, 2011 .........................................           156,000                 161,745
                                                                                  ---------------
                                                                                  $       747,924
                                                                                  ---------------
BUILDING - 0.1%
CRH America, Inc., 6.95%, 2012 ........................     $     208,000         $       216,128
                                                                                  ---------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016 .......................     $     135,000         $       131,734
Xerox Corp., 5.5%, 2012 ...............................            80,000                  78,626
Xerox Corp., 6.4%, 2016 ...............................            40,000                  40,247
                                                                                  ---------------
                                                                                  $       250,607
                                                                                  ---------------
CABLE TV - 0.1%
Cox Communications, Inc.,
  4.625%, 2013 ........................................     $     159,000         $       148,919
Time Warner Entertainment Co. LP, 8.375%, 2033 ........           110,000                 127,660
                                                                                  ---------------
                                                                                  $       276,579
                                                                                  ---------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012 ..........................     $     211,000         $       221,409
                                                                                  ---------------
CONSUMER GOODS & SERVICES - 0.2%
Fortune Brands, Inc., 5.125%, 2011 ....................     $     158,000         $       154,178
Western Union Co., 5.4%, 2011 .........................           210,000                 207,181
                                                                                  ---------------
                                                                                  $       361,359
                                                                                  ---------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc.,
  5.2%, 2015 (n) ......................................     $     103,000         $        98,398
                                                                                  ---------------
EMERGING MARKET QUASI-SOVEREIGN - 0.0%
Pemex Project Funding Master Trust, 8.625%, 2022 ......     $      39,000         $        47,964
                                                                                  ---------------
EMERGING MARKET SOVEREIGN - 0.1%
State of Israel, 4.625%, 2013 .........................     $     112,000         $       105,970
                                                                                  ---------------
ENERGY - INDEPENDENT - 0.3%
Anadarko Petroleum Corp., 5.95%, 2016 .................     $      80,000         $        78,114
Nexen, Inc., 5.875%, 2035 .............................           100,000                  89,743
Ocean Energy, Inc., 7.25%, 2011 .......................           165,000                 173,667
XTO Energy, Inc., 5.65%, 2016 .........................           190,000                 184,504
                                                                                  ---------------
                                                                                  $       526,028
                                                                                  ---------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 5.625%, 2016 .........................     $     137,000         $       135,970
                                                                                  ---------------
FINANCIAL INSTITUTIONS - 0.7%
American Express Co., 5.5%, 2016 ......................     $     200,000         $       195,443
Capital One Financial Co., 6.15%, 2016 ................           130,000                 128,348
Capmark Financial Group, Inc.,
  5.875%, 2012 (z) ....................................           170,000                 167,772
CIT Group, Inc., 6.1% to 2017,
  FRN to 2067 .........................................            10,000                   9,107
Countrywide Financial Corp.,
  6.25%, 2016 .........................................           171,000                 167,939
HSBC Finance Corp., 5.25%, 2011 .......................           145,000                 143,299
ORIX Corp., 5.48%, 2011 ...............................           210,000                 207,020
Residential Capital LLC, 6.875%, 2015 .................           170,000                 164,886
                                                                                  ---------------
                                                                                  $     1,183,814
                                                                                  ---------------
FOOD & BEVERAGES - 0.3%
Diageo Finance B.V., 5.5%, 2013 .......................     $     230,000         $       226,403
Miller Brewing Co., 5.5%, 2013 (n) ....................           276,000                 271,385
                                                                                  ---------------
                                                                                  $       497,788
                                                                                  ---------------
FOOD & DRUG STORES - 0.1%
CVS Caremark Corp., 6.125%, 2016 ......................     $     110,000         $       109,047
CVS Caremark Corp., 5.75%, 2017 .......................            70,000                  67,537
                                                                                  ---------------
                                                                                  $       176,584
                                                                                  ---------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032 ........................     $      69,000         $        62,967
                                                                                  ---------------
GAMING & LODGING - 0.2%
Marriott International, Inc., 6.375%, 2017 ............     $     230,000         $       230,587
Wyndham Worldwide Corp., 6%, 2016 .....................           100,000                  96,447
                                                                                  ---------------
                                                                                  $       327,034
                                                                                  ---------------
INSURANCE - 0.3%
American International Group, Inc.,
  6.25%, 2037 .........................................     $     100,000         $        94,551
ING Groep N.V., 5.775% to 2015,
  FRN to 2049 .........................................           223,000                 215,228
MetLife, Inc., 6.5%, 2032 .............................            48,000                  49,368
MetLife, Inc., 6.4%, 2036 .............................           120,000                 111,162
                                                                                  ---------------
                                                                                  $       470,309
                                                                                  ---------------
INSURANCE - PROPERTY & CASUALTY - 0.3%
Allstate Corp., 6.125%, 2032 ..........................     $     185,000         $       181,052
Chubb Corp., 6.375% to 2017,
  FRN to 2037 .........................................           200,000                 195,580
Fund American Cos., Inc.,
  5.875%, 2013 ........................................           117,000                 115,053
                                                                                  ---------------
                                                                                  $       491,685
                                                                                  ---------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.3%
Hydro-Quebec, 6.3%, 2011 ..............................     $     262,000         $       270,535
Province of Ontario, 5%, 2011 .........................           200,000                 198,012
                                                                                  ---------------
                                                                                  $       468,547
                                                                                  ---------------
MACHINERY & TOOLS - 0.1%
Atlas Copco AB, 5.6%, 2017 (z) ........................     $     160,000         $       155,908
                                                                                  ---------------
MAJOR BANKS - 1.4%
Bank of America Corp., 5.3%, 2017 .....................     $     250,000         $       238,721
Bank of America Corp., 5.49%, 2019 ....................           100,000                  94,651
BNP Paribas, 7.195% to 2037,
  FRN to 2049(z) ......................................           100,000                 101,134
DBS Capital Funding Corp.,
  7.657% to 2011, FRN to 2049(n) ......................           170,000                 181,181
HBOS Capital Funding LP,
  6.071% to 2014, FRN to 2049(n) ......................           100,000                  99,528
MUFG Capital Finance 1 Ltd.,
  6.346% to 2016, FRN to 2049 .........................           200,000                 196,515
PNC Funding Corp., 5.625%, 2017 .......................            90,000                  88,167
Socgen Real Estate LLC, 7.64% to 2007, FRN
  to 2049(n) ..........................................           361,000                 362,752
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049(n) ........................           208,000                 229,678
Wachovia Corp., 5.25%, 2014 ...........................           343,000                 333,185
Wells Fargo National Bank, 4.75%, 2015 ................           315,000                 295,383
Wells Fargo National Bank, 5.75%, 2016 ................           250,000                 249,567
                                                                                  ---------------
                                                                                  $     2,470,462
                                                                                  ---------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Baxter International, Inc., 5.9%, 2016 ................     $     136,000         $       135,987
Cardinal Health, Inc., 5.85%, 2017 ....................           106,999                 103,908
HCA, Inc., 8.75%, 2010 ................................            40,000                  41,750
Hospira, Inc., 5.55%, 2012 ............................            50,000                  49,565
Hospira, Inc., 6.05%, 2017 ............................           174,000                 171,343
McKesson Corp., 5.7%, 2017 ............................           100,000                  96,610
                                                                                  ---------------
                                                                                  $       599,163
                                                                                  ---------------
METALS & MINING - 0.1%
Vale Overseas Ltd., 6.25%, 2017 .......................     $     150,000         $       148,773
                                                                                  ---------------
MORTGAGE BACKED - 14.3%
Fannie Mae, 4.01%, 2013 ...............................     $      18,856         $        17,518
Fannie Mae, 4.545%, 2014 ..............................           141,937                 134,424
Fannie Mae, 4.63%, 2014 ...............................            46,682                  44,263
Fannie Mae, 4.839%, 2014 ..............................            69,082                  66,363
Fannie Mae, 4.56%, 2015 ...............................            38,767                  36,675
Fannie Mae, 4.78%, 2015 ...............................            38,957                  37,247
Fannie Mae, 4.925%, 2015 ..............................           263,037                 253,003
Fannie Mae, 5.09%, 2016 ...............................            40,000                  38,862
Fannie Mae, 5.5%, 2016 - 2036 .........................         8,482,578               8,233,566
Fannie Mae, 4.996%, 2017 ..............................            88,586                  85,744
Fannie Mae, 5.05%, 2017 ...............................            39,000                  37,775
Fannie Mae, 6%, 2017 - 2037 ...........................         3,793,883               3,774,078
Fannie Mae, 4.5%, 2018 - 2035 .........................           976,918                 918,430
Fannie Mae, 5%, 2018 - 2036 ...........................         2,951,726               2,811,480
Fannie Mae, 6.5%, 2031 - 2037 .........................         1,046,525               1,062,442
Fannie Mae, 7.5%, 2031 ................................            24,677                  25,756
Freddie Mac, 6%, 2016 - 2037 ..........................         2,015,562               2,008,435
Freddie Mac, 5%, 2017 - 2035 ..........................         2,160,597               2,043,686
Freddie Mac, 4.5%, 2018 - 2035 ........................           795,553                 751,765
Freddie Mac, 5.5%, 2020 - 2035 ........................         1,614,693               1,569,522
Freddie Mac, 6.5%, 2034 ...............................           198,172                 201,206
Ginnie Mae, 4.5%, 2033 - 2034 .........................           147,459                 135,175
Ginnie Mae, 5%, 2033 - 2034 ...........................           158,266                 149,839
Ginnie Mae, 5.5%, 2033 - 2035 .........................           664,063                 645,720
Ginnie Mae, 6%, 2033 - 2035 ...........................           464,500                 462,939
Ginnie Mae, 6.5%, 2035 - 2036 .........................            81,592                  82,992
                                                                                  ---------------
                                                                                  $    25,628,905
                                                                                  ---------------
NATURAL GAS - PIPELINE - 0.3%
CenterPoint Energy Resources Corp., 7.875%, 2013 ......     $     112,000         $       122,252
Kinder Morgan Energy Partners LP, 6.75%, 2011 .........           165,000                 170,754
Kinder Morgan Energy Partners LP, 5.125%, 2014 ........            46,000                  43,387
Kinder Morgan Energy Partners LP, 7.75%, 2032 .........            71,000                  77,649
Spectra Energy Capital LLC, 8%, 2019 ..................            53,000                  58,822
                                                                                  ---------------
                                                                                  $       472,864
                                                                                  ---------------
NETWORK & TELECOM - 0.6%
AT&T, Inc., 6.15%, 2034 ...............................     $     139,000         $       133,274
BellSouth Corp., 6.55%, 2034 ..........................           146,000                 145,754
Deutsche Telekom B.V., 5.75%, 2016 ....................           176,000                 171,690
Telecom Italia Capital, 5.25%, 2013 ...................            60,000                  57,172
Telefonica Emisiones S.A.U.,
  7.045%, 2036 ........................................           110,000                 113,913
Telefonica Europe B.V., 7.75%, 2010 ...................            50,000                  53,004
TELUS Corp., 8%, 2011 .................................           180,000                 192,483
Verizon New York, Inc., 6.875%, 2012 ..................           286,000                 298,186
                                                                                  ---------------
                                                                                  $     1,165,476
                                                                                  ---------------
OIL SERVICES - 0.0%
Halliburton Co., 5.5%, 2010 ...........................     $      38,000         $        37,963
Weatherford International, Inc.,
  6.35%, 2017 (z) .....................................            40,000                  40,528
                                                                                  ---------------
                                                                                  $        78,491
                                                                                  ---------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012 .....................     $     111,000         $       116,243
                                                                                  ---------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 0.8%
Citigroup, Inc., 5%, 2014 .............................     $     250,000         $       237,815
Credit Suisse (USA), Inc., 4.125%, 2010 ...............           171,000                 165,906
Credit Suisse (USA), Inc., 4.875%, 2010 ...............           121,000                 119,170
Mizuho Capital Investment 1 Ltd.,
  6.686% to 2016, FRN to 2049 (n) .....................           190,000                 187,869
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049 (n) .....................................           100,000                  94,353
UBS Preferred Funding Trust V,
  6.243% to 2016, FRN to 2049 .........................           190,000                 190,750
UFJ Finance Aruba AEC, 6.75%, 2013 ....................           145,000                 153,105
Woori Bank, 6.125% to 2011,
  FRN to 2016 (n) .....................................           220,000                 221,055
                                                                                  ---------------
                                                                                  $     1,370,023
                                                                                  ---------------
PHARMACEUTICALS - 0.1%
Allergan, Inc., 5.75%, 2016 ...........................     $     160,000         $       159,117
                                                                                  ---------------
POLLUTION CONTROL - 0.1%
Waste Management, Inc., 7.375%, 2010 ..................     $     134,000         $       140,393
                                                                                  ---------------
RAILROAD & SHIPPING - 0.2%
Burlington Northern Santa Fe Corp., 5.65%, 2017 .......     $     200,000         $       194,831
CSX Corp., 6.75%, 2011 ................................            35,000                  36,173
CSX Corp., 7.9%, 2017 .................................           120,000                 133,608
Union Pacific Corp., 6.125%, 2012 .....................            50,000                  50,651
                                                                                  ---------------
                                                                                  $       415,263
                                                                                  ---------------
REAL ESTATE - 0.5%
Boston Properties, Inc., REIT, 5%, 2015 ...............     $      42,000         $        39,736
Erp Operating LP, 5.75%, 2017 .........................           180,000                 176,464
HRPT Properties Trust, REIT,
  6.25%, 2016 .........................................           180,000                 181,080
Kimco Realty Corp., REIT, 5.783%, 2016 ................           100,000                  98,748
ProLogis, REIT, 5.75%, 2016 ...........................           179,000                 176,557
Simon Property Group LP, REIT,
  5.1%, 2015 ..........................................           193,000                 183,456
                                                                                  ---------------
                                                                                  $       856,041
                                                                                  ---------------
RETAILERS - 0.3%
Federated Retail Holdings, Inc.,
  5.35%, 2012 .........................................     $      40,000         $        39,298
Home Depot, Inc., 5.4%, 2016 ..........................           122,000                 114,362
Limited Brands, Inc., 5.25%, 2014 .....................           165,000                 153,476
Wal-Mart Stores, Inc., 5.25%, 2035 ....................           194,000                 169,585
                                                                                  ---------------
                                                                                  $       476,721
                                                                                  ---------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
Cingular Wireless LLC, 6.5%, 2011 .....................     $      35,000         $        36,195
Nextel Communications, Inc.,
  5.95%, 2014 .........................................           180,000                 171,442
Vodafone Group PLC, 5.625%, 2017 ......................           182,000                 174,027
                                                                                  ---------------
                                                                                  $       381,664
                                                                                  ---------------
U.S. GOVERNMENT AGENCIES - 1.5%
Aid-Egypt, 4.45%, 2015 ................................     $     152,000         $       142,526
Fannie Mae, 6.625%, 2009 - 2010 .......................         1,428,000               1,486,118
Fannie Mae, 6%, 2011 ..................................           165,000                 169,342
Federal Home Loan Bank, 3.9%, 2008 ....................            40,000                  39,628
Small Business Administration,
  4.35%, 2023 .........................................            38,767                  36,174
Small Business Administration,
  4.77%, 2024 .........................................            94,778                  90,257
Small Business Administration,
  4.99%, 2024 .........................................           132,794                 128,005
Small Business Administration,
  5.18%, 2024 .........................................           156,603                 152,901
Small Business Administration,
  5.52%, 2024 .........................................           225,763                 224,804
Small Business Administration,
  4.95%, 2025 .........................................           102,605                  97,421
Small Business Administration,
  5.09%, 2025 .........................................           125,411                 120,885
Small Business Administration,
  5.39%, 2025 .........................................            95,746                  94,107
                                                                                  ---------------
                                                                                  $     2,782,168
                                                                                  ---------------
U.S. TREASURY OBLIGATIONS - 8.1%
U.S. Treasury Bonds, 8%, 2021 .........................     $      37,000         $        47,340
U.S. Treasury Bonds, 6.25%, 2023 ......................           211,000                 234,293
U.S. Treasury Bonds, 6%, 2026 .........................            15,000                  16,373
U.S. Treasury Bonds, 6.75%, 2026 ......................           933,000               1,103,856
U.S. Treasury Bonds, 5.375%, 2031 .....................         1,707,000               1,752,876
U.S. Treasury Bonds, 4.5%, 2036 .......................           175,000                 158,457
U.S. Treasury Notes, 5.625%, 2008 .....................         1,855,000               1,864,275
U.S. Treasury Notes, 3.125%, 2008 .....................         2,315,000               2,262,371
U.S. Treasury Notes, 4.75%, 2008 ......................            46,000                  45,853
U.S. Treasury Notes, 4.5%, 2009 .......................         2,916,000               2,894,812
U.S. Treasury Notes, 4%, 2009 .........................            23,000                  22,624
U.S. Treasury Notes, 4.875%, 2009 .....................         1,553,000               1,551,908
U.S. Treasury Notes, 6.5%, 2010 .......................           128,000                 132,950
U.S. Treasury Notes, 5.125%, 2011 .....................           180,000                 181,364
U.S. Treasury Notes, 10.375%, 2012 ....................           140,000                 142,669
U.S. Treasury Notes, 3.875%, 2013 .....................           199,000                 189,003
U.S. Treasury Notes, 4.25%, 2013 ......................           250,000                 240,684
U.S. Treasury Notes, 4.75%, 2014 ......................           150,000                 148,125
U.S. Treasury Notes, TIPS, 4.25%, 2010 ................           821,679                 852,813
U.S. Treasury Notes, TIPS, 2%, 2014 ...................           730,283                 701,813
                                                                                  ---------------
                                                                                  $    14,544,459
                                                                                  ---------------
UTILITIES - ELECTRIC POWER - 1.1%
Dominion Resources, Inc., 5.15%, 2015 .................     $     141,000         $       133,923
Exelon Generation Co. LLC, 6.95%, 2011 ................           232,000                 240,863
FirstEnergy Corp., 6.45%, 2011 ........................           209,000                 214,311
MidAmerican Energy Holdings Co., 3.5%, 2008 ...........           118,000                 115,997
MidAmerican Energy Holdings Co., 5.875%, 2012 .........            61,000                  61,526
MidAmerican Funding LLC, 6.927%, 2029 .................           154,000                 166,264
Oncor Electric Delivery Co., 7%, 2022 .................           152,000                 158,746
Pacific Gas & Electric Co., 4.8%, 2014 ................            45,000                  42,529
Pacific Gas & Electric Co., 5.8%, 2037 ................            50,000                  46,639
PSEG Power LLC, 6.95%, 2012 ...........................            71,000                  74,314
PSEG Power LLC, 5.5%, 2015 ............................            90,000                  86,570
System Energy Resources, Inc.,
  5.129%, 2014 (n) ....................................            85,401                  82,619
TXU Energy Co., 7%, 2013 ..............................           132,000                 136,157
Waterford 3 Funding Corp.,
  8.09%, 2017 .........................................           326,415                 333,318
                                                                                  ---------------
                                                                                  $     1,893,776
                                                                                  ---------------
  TOTAL BONDS
    (IDENTIFIED COST, $70,717,980) ......................................         $    69,126,110
                                                                                  ---------------
SHORT-TERM OBLIGATIONS - 1.4%
New Center Asset Trust, 5.36%,
  due 7/02/07, at Amortized Cost and Value (y) ........     $   2,484,000         $     2,483,630
                                                                                  ---------------
  TOTAL INVESTMENTS
    (IDENTIFIED COST, $162,062,613) (k) .................................         $   178,215,912
                                                                                  ---------------
OTHER ASSETS,
  LESS LIABILITIES - 0.3% ...............................................                 582,822
                                                                                  ---------------
  NET ASSETS - 100.0% ...................................................         $   178,798,734
                                                                                  ---------------
                       See portfolio footnotes and notes to financial statements.

Portfolio Footnotes:
(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2007, the variable accounts held securities fair valued in accordance with the policies adopted by the Board of
    Managers. An independent pricing service provided an evaluated bid for a percent of the market value.
                                                                                                       % OF          EVALUATED
VARIABLE ACCOUNT                                                                MARKET VALUE       MARKET VALUE         BID %
---------------------------------------------------------------------------------------------------------------------------------
Global Governments Variable Account .........................................    $ 7,192,031           87.44%          87.44%(1)
Government Securities Variable Account ......................................     67,288,938           96.75           96.35
High Yield Variable Account .................................................     46,481,071           86.12           85.89
Total Return Variable Account ...............................................     72,400,887           40.63           38.49
(1) Non evaluated bid percentage less than 0.01%.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was:

                                                                                                                         % OF
VARIABLE ACCOUNT                                                                                    MARKET VALUE       NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Global Governments Variable Account .............................................................    $  306,721          3.6%
Government Securities Variable Account ..........................................................       693,912          1.0
High Yield Variable Account .....................................................................     9,820,842         17.9
Total Return Variable Account ...................................................................     2,058,311          1.2

(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable a ccounts hold the following restricted securities:

                                                                                                             CURRENT      TOTAL %
VARIABLE                                                                 ACQUISITION       ACQUISITION       MARKET       OF NET
ACCOUNT           RESTRICTED SECURITIES                                      DATE             COST            VALUE       ASSETS
---------------------------------------------------------------------------------------------------------------------------------
GLOBAL
GOVERNMENTS
VARIABLE
ACCOUNT          Republic of Austria, 5%, 2012 .......................  11/07/02 - 6/13/07     $305,779       $  308,821    3.6%
                                                                                                              ==========    ====
HIGH YIELD       Asset Securitization Corp., FRN, 8.6363%, 2029 ......       1/25/05           $172,565       $  211,071
VARIABLE         Bristow Group, Inc., 7.5%, 2017 .....................       6/07/07            115,000          115,288
ACCOUNT          CanWest MediaWorks LP, 9.25%, 2015 ..................       6/28/07            120,000          120,300
                 Claire's Stores, Inc., 10.5%, 2017 ..................       6/26/07             74,200           73,000
                 Community Health Systems, Inc., 8.875%, 2015 ........       6/27/07            347,529          354,813
                 Knology, Inc. .......................................       10/16/97                --            2,023
                 Spansion LLC, 11.25%, 2016 ..........................  6/07/07 - 6/12/07       195,519          190,550
                 VWR Funding, Inc., 10.25%, 2015 .....................       6/26/07            135,000          134,663
                 Wachovia Credit, CDO, FRN, 6.71%, 2026 ..............       6/08/06            250,000          243,025
---------------------------------------------------------------------------------------------------------------------------------
                 Total Restricted Securities .........................                                        $1,444,733    2.6%
                                                                                                              ==========    ====
TOTAL RETURN     Atlas Copco AB, 5.6%, 2017 ..........................       5/15/07           $159,928       $  155,908
VARIABLE         Bayview Financial Revolving Mortgage Loan Trust, FRN,
ACCOUNT            6.12%, 2040 .......................................       3/01/06            250,000          249,999
                 BNP Paribas, 7.195% to 2037, FRN to 2049 ............       6/18/07            100,000          101,134
                 Capmark Financial Group, Inc., 5.875%, 2012 .........       5/03/07            169,927          167,772
                 Citigroup/Deutsche Bank Commercial Mortgage Trust,
                   "H", FRN, 5.8816%, 2049 ...........................       3/14/07             58,983           54,888
                 Citigroup/Deutsche Bank Commercial Mortgage Trust,
                   "J", FRN, 5.8816%, 2049 ...........................       3/14/07             88,632           81,165
                 KKR Private Equity Investments LP, IEU ..............       5/03/06            165,000          148,500
                 Spirit Master Funding LLC, 5.05%, 2023 ..............       10/04/05           180,714          171,402
                 Wachovia Bank Commercial Mortgage Trust, FRN,
                   6.0213%, 2043 .....................................       3/14/07            150,240          139,786
                 Weatherford International, Inc., 6.35%, 2017 ........       6/14/07             39,968           40,528
---------------------------------------------------------------------------------------------------------------------------------
                 Total Restricted Securities .........................                                        $1,311,082    0.7%
                                                                                                              ==========    ====

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
CDO       Collateralized Debt Obligation
CLN       Credit-Linked Note
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR       Global Depository Receipt
IEU       International Equity Unit
REIT      Real Estate Investment Trust
STRIPS    Separate Trading of Registered Interest and Principal of Securities
TIPS      Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD       Australian Dollar
BRL       Brazilian Real
CAD       Canadian Dollar
CHF       Swiss Franc
DKK       Danish Krone
EUR       Euro
GBP       British Pound
JPY       Japanese Yen
MXN       Mexican Peso
MYR       Malaysian Ringgit
NOK       Norwegian Krone
PLN       Polish Zloty
SEK       Swedish Krona
SGD       Singapore Dollar
                                                See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  (Unaudited) -- June 30, 2007
(000 Omitted)
                                                        Capital
                                                        Apprecia-     Global     Government      High        Money       Total
                                                          tion     Governments   Securities      Yield       Market      Return
                                                        Variable    Variable      Variable      Variable     Variable   Variable
                                                        Account      Account      Account       Account      Account     Account
                                                        --------    --------      --------      --------    --------    --------
Assets:
  Investments --
    Investments, cost ..............................    $182,372    $  8,344      $ 71,375      $ 53,857    $ 48,371    $162,063
    Unrealized appreciation (depreciation) .........      22,771        (119)       (1,828)          116        --        16,153
                                                        --------    --------      --------      --------    --------    --------
      Total investments, at value ..................    $205,143    $  8,225      $ 69,547      $ 53,973    $ 48,371    $178,216
  Cash .............................................           1           0*            0*           94        --            72
  Receivable for forward foreign currency
    exchange contracts .............................        --            22          --            --          --          --
  Receivable for daily variation margin on
    open futures contracts .........................        --             1          --            --          --          --
  Receivable for investments sold ..................      15,943         130         1,567           917        --         1,162
  Receivable for units sold ........................           5         117           319             2           3          46
  Interest and dividends receivable ................         203         124           736           987          19         796
  Receivable from investment adviser ...............        --             5          --            --          --          --
  Receivable from sponsor ..........................        --          --            --               3        --             0*
  Unrealized appreciation on credit
   default swaps ...................................        --          --            --               4        --          --
  Other assets .....................................           3           0*            1             1           1           3
                                                        --------    --------      --------      --------    --------    --------
      Total assets .................................    $221,298    $  8,624      $ 72,170      $ 55,981    $ 48,394    $180,295
                                                        ========    ========      ========      ========    ========    ========
Liabilities:
  Payable for forward foreign currency exchange
    contracts ......................................    $   --      $     17      $   --        $   --      $   --      $   --
  Payable for forward currency exchange contracts
    subject to master netting agreements ...........        --            26          --            --          --          --
  Payable for daily variation on open futures
    contracts ......................................        --          --               2          --          --          --
  Payable for investments purchased ................      14,019        --            --           1,080        --         1,258
  Payable for units surrendered ....................          97           1            31            57         496         166
  Unnrealized depreciation on credit default swaps .        --          --            --               9        --          --
  Payable to affiliates --
    Investment Adviser .............................          13           1             3             3           2          11
    Administrative services fee ....................           1           0*            0*            0*          0*          0*
    Sponsor ........................................           6           0*           21          --             8        --
  Accrued expenses and other liabilities ...........          50          38            33            44          14          61
                                                        --------    --------      --------      --------    --------    --------
      Total liabilities ............................    $ 14,186    $     83      $     90      $  1,193    $    520    $  1,496
                                                        --------    --------      --------      --------    --------    --------
        Net assets .................................    $207,112    $  8,541      $ 72,080      $ 54,788    $ 47,874    $178,799
                                                        ========    ========      ========      ========    ========    ========
* Amount was less than $500.
                                                See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2007 -- continued
(000 Omitted except for unit values)
                                                        Capital
                                                        Apprecia-     Global     Government      High        Money       Total
                                                          tion     Governments   Securities      Yield       Market      Return
                                             Unit       Variable    Variable      Variable      Variable     Variable   Variable
                                 Unit        Value      Account      Account      Account       Account      Account     Account
                                 ----        ----       --------    --------      --------      --------    --------    --------
Net assets applicable to
 contract owners:
Capital Appreciation Variable
  Account --
  Compass 2 ................... 2,138        $61.871    $132,296
  Compass 3 ...................    98         40.697       3,977
  Compass 3 - Level 2 ......... 3,994         17.003      67,913
Global Governments Variable
  Account --
  Compass 2 ...................    93        $25.298                $  2,362
  Compass 3 ...................    19         24.576                     458
  Compass 3 - Level 2 .........   391         14.469                   5,664
Government Securities
  Variable Account --
  Compass 2 ................... 1,407        $38.684                              $ 54,420
  Compass 3 ...................    36         26.956                                   979
  Compass 3 - Level 2 .........   958         15.844                                15,182
High Yield Variable
  Account --
  Compass 2 ................... 1,032        $41.086                                            $ 42,391
  Compass 3 ...................    30         30.115                                                 899
  Compass 3 - Level 2 .........   647         16.178                                              10,468
Money Market Variable
  Account --
  Compass 2 ...................   940        $21.336                                                        $ 20,053
  Compass 3 ...................    88         17.434                                                           1,542
  Compass 3 - Level 2 ......... 1,971         13.117                                                          25,858
Total Return Variable
  Account --
  Compass 2 ................... 1,045        $54.074                                                                    $ 56,497
  Compass 3 ...................   127         52.534                                                                       6,672
  Compass 3 - Level 2 ......... 4,459         25.493                                                                     113,680
                                                        --------    --------      --------      --------    --------    --------
Net assets applicable to owners of deferred contracts    204,186       8,484        70,581        53,758      47,453     176,849
Reserve for variable annuities --
    Compass 2 Contracts ............................       2,629          17         1,455           983         323       1,398
    Compass 3 Contracts ............................           1           1          --               1           1           2
    Compass 3 - Level 2 Contracts ..................         296          39            44            46          97         550
                                                        --------    --------      --------      --------    --------    --------
      Net assets ...................................    $207,112    $  8,541      $ 72,080      $ 54,788    $ 47,874    $178,799
                                                        ========    ========      ========      ========    ========    ========

                                                See notes to financial statements.

STATEMENTS OF OPERATIONS  (Unaudited) -- Six Months Ended June 30, 2007
(000 Omitted)
                                                        Capital
                                                        Apprecia-     Global     Government      High        Money       Total
                                                          tion     Governments   Securities      Yield       Market      Return
                                                        Variable    Variable      Variable      Variable     Variable   Variable
                                                        Account      Account      Account       Account      Account     Account
                                                        --------    --------      --------      --------    --------    --------
Net investment income (loss):
  Income --
    Interest .......................................    $    118    $    182      $  2,002      $  2,330    $  1,259    $  1,951
    Dividends ......................................       1,257          --            --            11          --       1,086
                                                        --------    --------      --------      --------    --------    --------
      Total investment income ......................    $  1,375    $    182      $  2,002      $  2,341    $  1,259    $  3,037
                                                        --------    --------      --------      --------    --------    --------
  Expenses --
    Mortality and expense risk charges .............    $  1,331    $     55      $    473      $    366    $    296    $  1,109
    Management fee .................................         790          33           206           217         117         672
    Boards of Managers fees ........................          10           0*            3             3           2           8
    Distribution fee ...............................           3           0*            1             1           1           5
    Administrative fee .............................          30           5            11             8           7          26
    Custodian fee ..................................          22          21            12             7           6          19
    Printing .......................................           8           1             4             4           5           5
    Auditing fees ..................................          17          22            20            22          11          23
    Legal fees .....................................           3           3             3             3           3           3
    Miscellaneous ..................................          10           4             5             4           5          11
                                                        --------    --------      --------      --------    --------    --------
      Total expenses ...............................    $  2,224    $    144      $    738      $    635    $    453    $  1,881
    Fees paid indirectly ...........................          (0)*        --            (0)*          (0)*        (0)*        (1)
    Reduction of expenses by Investment Adviser ....          --         (34)           --           (15)         --          --
                                                        --------    --------      --------      --------    --------    --------
      Net expenses .................................    $  2,224    $    110      $    738      $    620    $    453    $  1,880
                                                        --------    --------      --------      --------    --------    --------
      Net investment income (loss) .................    $   (849)   $     72      $  1,264      $  1,721    $    806    $  1,157
                                                        --------    --------      --------      --------    --------    --------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) --
    Investment transactions ........................    $  8,828    $     55      $    583      $    877    $     --    $  8,992
    Futures contracts ..............................          --          (1)           64            --          --          --
    Swap transactions ..............................          --          --            --            13          --          --
    Foreign currency transactions ..................          (1)        (45)           --            --          --          (2)
                                                        --------    --------      --------      --------    --------    --------
      Net realized gain (loss) on investments and
        foreign currency transactions ..............    $  8,827    $      9      $    647      $    890    $     --    $  8,990
                                                        --------    --------      --------      --------    --------    --------
  Change in unrealized appreciation
   (depreciation) --
    Investments ....................................    $  5,418    $   (218)     $ (1,699)     $ (1,250)   $     --    $   (898)
    Futures contracts ..............................          --           0*          (35)           --          --          --
    Swap transactions ..............................          --          --            --            (4)         --          --
    Translation of assets and liabilities in
      foreign currencies ...........................          (0)*       (13)           --            --          --          --
                                                        --------    --------      --------      --------    --------    --------

      Net unrealized gain (loss) on investments
        and foreign currency translation ...........    $  5,418    $   (231)     $ (1,734)     $ (1,254)   $     --    $   (898)
                                                        --------    --------      --------      --------    --------    --------
      Net realized and unrealized gain (loss) on
        investments and foreign currency ...........    $ 14,245    $   (222)     $ (1,087)     $   (364)   $     --    $  8,092
                                                        --------    --------      --------      --------    --------    --------
  Change in net assets from operations .............    $ 13,396    $   (150)     $    177      $  1,357    $    806    $  9,249
                                                        ========    ========      ========      ========    ========    ========
* Amount less than $500.
                                                    See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
(000 Omitted)
                                                        Capital Appreciation      Global Governments       Government Securities
                                                          Variable Account          Variable Account          Variable Account
                                                        --------------------      ----------------------    --------------------
                                                        Six Months               Six Months               Six Months
                                                          Ended                    Ended                     Ended
                                                         6/30/07   Year Ended     6/30/07     Year Ended    6/30/07    Year Ended
                                                       (Unaudited)  12/31/06    (Unaudited)    12/31/06    (Unaudited)  12/31/06
                                                        --------    --------      --------      --------    --------    --------
Change in net assets:
From operations:
    Net investment income (loss) ...................    $   (849)   $ (2,616)     $     72      $    140    $  1,264    $  2,792
    Net realized gain (loss) on investments
      and foreign currency transactions ............       8,827       3,539             9          (100)        647        (433)
    Net unrealized gain (loss) on investments
      and foreign currency translation .............       5,418       9,410          (231)          282      (1,734)       (392)
                                                        --------    --------      --------      --------    --------    --------
      Change in net assets from operations .........    $ 13,396    $ 10,333      $   (150)     $    322    $    177    $  1,967
                                                        --------    --------      --------      --------    --------    --------
Participant transactions:
  Accumulation activity:
    Purchase payments received .....................    $  1,473    $  4,393      $     96      $    279    $    478    $  1,459
    Net transfers between variable and fixed
      accumulation accounts ........................      (5,373)     (6,547)          100           (22)       (917)     (1,158)
    Withdrawals, surrenders, annuitizations, and
      contract charges .............................     (20,462)    (48,533)         (628)       (1,676)     (6,282)    (16,396)
                                                        --------    --------      --------      --------    --------    --------
      Net accumulation activity ....................    $(24,362)   $(50,687)     $   (432)     $ (1,419)   $ (6,721)   $(16,095)
                                                        --------    --------      --------      --------    --------    --------
Annuitization activity:
  Annuitizations ...................................    $     18    $    293      $      4      $     --    $    182    $    309
  Annuity payments and contract charges ............        (206)       (449)           (3)           (7)       (149)       (234)
  Net transfers among accounts for
   annuity reserves ................................        (168)         --            --            --          --          --
  Adjustments to annuity reserves ..................          26         (39)           (5)            5          (4)        (24)
                                                        --------    --------      --------      --------    --------    --------
    Net annuitization activity .....................    $   (330)   $   (195)     $     (4)     $     (2)   $     29    $     51
                                                        --------    --------      --------      --------    --------    --------
  Change in net assets from participations
    transactions ...................................    $(24,692)   $(50,882)     $   (436)     $ (1,421)   $ (6,692)   $(16,044)
                                                        --------    --------      --------      --------    --------    --------
    Total change in net assets .....................    $(11,296)   $(40,549)     $   (586)     $ (1,099)   $ (6,515)   $(14,077)
Net assets:
  At beginning of period ...........................     218,408     258,957         9,127        10,226      78,595      92,672
                                                        --------    --------      --------      --------    --------    --------
  At end of period .................................    $207,112    $218,408      $  8,541      $  9,127    $ 72,080    $ 78,595
                                                        ========    ========      ========      ========    ========    ========

                                                               See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS  -- continued
(000 Omitted)

                                                            High Yield                Money Market             Total Return
                                                          Variable Account          Variable Account          Variable Account
                                                        --------------------      ----------------------    --------------------
                                                        Six Months               Six Months               Six Months
                                                          Ended                    Ended                     Ended
                                                         6/30/07   Year Ended     6/30/07     Year Ended    6/30/07    Year Ended
                                                       (Unaudited)  12/31/06    (Unaudited)    12/31/06    (Unaudited)  12/31/06
                                                        --------    --------      --------      --------    --------    --------
Change in net assets:
From operations:
    Net investment income ..........................    $  1,721    $  3,577      $    806      $  1,655    $  1,157    $  2,660
    Net realized gain (loss) on investments
      and foreign currency transactions ............         890      (1,046)           --            --       8,990      10,962
    Net unrealized gain (loss) on investments
      and foreign currency translation .............      (1,254)      2,730            --            --        (898)      4,841
                                                        --------    --------      --------      --------    --------    --------
      Change in net assets from operations .........    $  1,357    $  5,261      $    806      $  1,655    $  9,249    $ 18,463
                                                        --------    --------      --------      --------    --------    --------
Participant transactions:
  Accumulation activity:
    Purchase payments received .....................    $    360    $    761      $    562      $  1,321    $  1,961    $  4,300
    Net transfers between variable and fixed
      accumulation accounts ........................      (1,520)       (749)        5,190          (342)      1,809       2,227
    Withdrawals, surrenders, annuitizations, and
      contract charges .............................      (4,579)    (10,582)       (6,218)      (11,845)    (16,263)    (36,753)
                                                        --------    --------      --------      --------    --------    --------
      Net accumulation activity ....................    $ (5,739)   $(10,570)     $   (466)     $(10,866)   $(12,493)   $(30,226)
                                                        --------    --------      --------      --------    --------    --------
Annuitization activity:
  Annuitizations ...................................    $      9    $     69      $    (60)     $     15    $     32    $     35
  Annuity payments and contract charges ............         (82)       (172)          (67)         (161)       (178)       (341)
  Net transfers among accounts for annuity
    reserves .......................................          --          --            --            --         168          --
  Adjustments to annuity reserves ..................         (31)         30            70           (75)        (12)          6
                                                        --------    --------      --------      --------    --------    --------
    Net annuitization activity .....................    $   (104)   $    (73)     $    (57)     $   (221)   $     10    $   (300)
                                                        --------    --------      --------      --------    --------    --------
  Change in net assets from participations
    transactions ...................................    $ (5,843)   $(10,643)     $   (523)     $(11,087)   $(12,483)   $(30,526)
                                                        --------    --------      --------      --------    --------    --------
    Total change in net assets .....................    $ (4,486)   $ (5,382)     $    283      $ (9,432)   $ (3,234)   $(12,063)
Net assets:
  At beginning of period ...........................      59,274      64,656        47,591        57,023     182,033     194,096
                                                        --------    --------      --------      --------    --------    --------
  At end of period .................................    $ 54,788    $ 59,274      $ 47,874      $ 47,591    $178,799    $182,033
                                                        ========    ========      ========      ========    ========    ========

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

                                                                         Capital Appreciation Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 58.101    $ 55.446      $ 55.625      $ 50.814    $ 39.859    $ 59.446
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.466    $  0.560      $  0.580      $  0.744    $  0.402    $  0.369
  Expenses .........................................      (0.756)     (1.198)       (1.179)       (1.109)     (0.951)     (1.002)
                                                        --------    --------      --------      --------    --------    --------
      Net investment loss ..........................    $ (0.290)   $ (0.638)     $ (0.599)     $ (0.365)   $ (0.549)   $ (0.633)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...................................       4.060       3.293         0.420         5.176      11.504     (18.954)
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  3.770    $  2.655      $ (0.179)     $  4.811    $ 10.955    $(19.587)
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 61.871    $ 58.101      $ 55.446      $ 55.625    $ 50.814    $ 39.859
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(s) ..........................        6.49(n)     4.79         (0.32)         9.47(b)    27.48(j)   (32.95)
Ratios (%) (to average net assets):
  Expenses (f) .....................................        2.15(a)     2.15          2.16          2.14        2.12        2.12
  Net investment loss ..............................       (0.81)(a)   (1.11)       (1.108)        (0.70)      (1.20)      (1.36)
Portfolio turnover (%) .............................          27          61           130            65         104          80
Number of units outstanding at end of period
  (000 Omitted) ....................................       2,138       2,419         3,018         3,544       4,040       4,521

                                                                         Capital Appreciation Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 3
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 38.235    $ 36.524      $ 36.678      $ 33.539    $ 26.334    $ 39.314
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.309    $  0.355      $  0.370      $  0.458    $  0.260    $  0.240
  Expenses .........................................      (0.532)     (0.807)       (0.795)       (0.753)     (0.648)     (0.688)
                                                        --------    --------      --------      --------    --------    --------
      Net investment loss ..........................    $ (0.223)   $ (0.452)     $ (0.425)     $ (0.295)   $ (0.388)   $ (0.448)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...................................       2.685       2.163         0.271         3.434       7.593     (12.532)
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  2.462    $  1.711      $ (0.154)     $  3.139    $  7.205    $(12.980)
                                                        --------    --------      --------      --------    --------    --------

  Unit value:
  Net asset value -- end of period .................    $ 40.697    $ 38.235      $ 36.524      $ 36.678    $ 33.539    $ 26.334
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(s) ..........................        6.44(n)     4.69         (0.42)         9.36(b)    27.36(j)   (33.02)
Ratios (%) (to average net assets):
  Expenses (f) .....................................        2.25(a)     2.25          2.26          2.24        2.22        2.22
  Net investment loss ..............................       (0.97)(a)   (1.30)        (1.20)        (0.87)      (1.31)      (1.42)
Portfolio turnover (%) .............................          27          61           130            65         104          80
Number of units outstanding at end of period
   (000 Omitted) ...................................          98         128           237           413         621         812

                                                                         Capital Appreciation Variable Account
                                                        ------------------------------------------------------------------------
                                                                                  Compass 3 - Level 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 15.963    $ 15.226      $ 15.267      $ 13.940    $ 10.929    $ 16.292
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.126    $  0.152      $  0.158      $  0.205    $  0.109    $  0.100
  Expenses .........................................      (0.201)     (0.320)       (0.316)       (0.297)     (0.254)     (0.260)
                                                        --------    --------      --------      --------    --------    --------
      Net investment loss ..........................    $ (0.075)   $ (0.168)     $ (0.158)     $ (0.092)   $ (0.145)   $ (0.160)
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...................................       1.115       0.905         0.117         1.419       3.156      (5.203)
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  1.040    $  0.737      $ (0.041)     $  1.327    $  3.011    $ (5.363)
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 17.003    $ 15.963      $ 15.226      $ 15.267    $ 13.940    $ 10.929
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(s) ..........................        6.52(n)     4.84         (0.27)         9.52(b)    27.55(j)   (32.92)
Ratios (%) (to average net assets):
  Expenses (f) .....................................        2.10(a)     2.10          2.11          2.09        2.07        2.07
  Net investment loss ..............................       (0.78)(a)   (1.13)        (1.05)        (0.65)      (1.17)      (1.32)
Portfolio turnover (%) .............................          27          61           130            65         104          80
Number of units outstanding at end of period
  (000 Omitted) ....................................       3,994       4,378         5,248         5,798       6,086       6,148

(a) Annualized.
(b) The account's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the asset value of $0.039, $0.026, and $0.010 per unit for Compass 2,
    Compass 3, and Compass 3 - Level 2, respectively, based on units outstanding on the day the proceeds were recorded.
(d) Per unit data are based on the average number of units outstanding during each year.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The account's net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.900, $0.594, and $0.247 per unit for Compass
    2, Compass 3, and Compass 3 - Level 2, res pectively, based on units outstanding on the day the proceeds were received.
    Excluding the effect of this payment from the ending net as set value per unit, the Compass 2, Compass 3, and Compass 3 -
    Level 2 total return per unit value for the year ended December 31, 2003 would have been lower by approximately 2.24%, 2.24%, and 2.25%, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account unit class
(assuming reinvestment of all distributions) held for the entire period.

                                                                           Global Governments Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 25.732    $ 24.865      $ 27.240      $ 25.169    $ 22.125    $ 18.653
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.620    $  1.003      $  0.925      $  0.872    $  0.877    $  0.861
  Expenses .........................................      (0.375)     (0.629)       (0.651)       (0.633)     (0.584)     (0.486)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  0.245    $  0.374      $  0.274      $  0.239    $  0.293    $  0.375
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...................................      (0.679)      0.493        (2.649)        1.832       2.751       3.097
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $ (0.434)   $  0.867      $ (2.375)     $  2.071    $  3.044    $  3.472
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 25.298    $ 25.732      $ 24.865      $ 27.240    $ 25.169    $ 22.125
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(r) ..........................       (1.69)(n)    3.49         (8.72)         8.23       13.76       18.61
Ratios (%) (to average net assets):
  Expenses before expense reductions (f) ...........        3.27(a)     3.39          2.95          2.67        2.47        2.44
  Expenses after expense reductions (f) ............        2.50(a)     2.50          2.50          2.50         N/A        2.50(e)
  Net investment income ............................        1.63(a)     1.48          1.04          0.94        1.23        1.73
Portfolio turnover (%) .............................          49         118           144           128         130         126
Number of units outstanding at end of period
   (000 Omitted) ...................................          93         104           116           128         161         160

                                                                           Global Governments Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 3
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 25.017    $ 24.209      $ 26.561      $ 24.578    $ 21.638    $ 18.269
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.615    $  1.025      $  0.949      $  0.883    $  0.869    $  0.846
  Expenses .........................................      (0.384)     (0.659)       (0.688)       (0.662)     (0.600)     (0.511)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  0.231    $  0.366      $  0.261      $  0.221    $  0.269    $  0.335
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...................................      (0.672)      0.442        (2.613)        1.762       2.671       3.034
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $ (0.441)   $  0.808      $ (2.352)     $  1.983    $  2.940    $  3.369
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 24.576    $ 25.017      $ 24.209      $ 26.561    $ 24.578    $ 21.638
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(r) ..........................       (1.76)(n)    3.34         (8.85)         8.07       13.59       18.44
Ratios (%) (to average net assets):
  Expenses before expense reductions (f) ...........        3.42(a)     3.54          3.10          2.82        2.62        2.56
  Expenses after expense reductions (f) ............        2.65(a)     2.65          2.65          2.65         N/A        2.65(e)
  Net investment income ............................        1.62(a)     1.41          0.97          0.85        1.15        1.77
Portfolio turnover (%) .............................          49         118           144           128         130         126
Number of units outstanding at end of perio
   (000 Omitted) ...................................          19          18            26            28          41          58

                                                                           Global Governments Variable Account
                                                        ------------------------------------------------------------------------
                                                                                   Compass 3 - Level 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 14.718    $ 14.221      $ 15.580      $ 14.396    $ 12.655    $ 10.669
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.354    $  0.574      $  0.526      $  0.497    $  0.494    $  0.499
  Expenses .........................................      (0.213)     (0.361)       (0.371)       (0.361)     (0.331)     (0.281)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  0.141    $  0.213      $  0.155      $  0.136    $  0.163    $  0.218
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions ...................................      (0.390)      0.284        (1.514)        1.048       1.578       1.768
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $ (0.249)   $  0.497      $ (1.359)     $  1.184    $  1.741    $  1.986
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 14.469    $ 14.718      $ 14.221      $ 15.580    $ 14.396    $ 12.655
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(r) ..........................       (1.69)(n)    3.49         (8.72)         8.23       13.76       18.61
Ratios (%) (to average net assets):
  Expenses before expense reductions (f) ...........        3.27(a)     3.39          2.95          2.67        2.47        2.42
  Expenses after expense reductions (f) ............        2.50(a)     2.50          2.50          2.50         N/A        2.50(e)
  Net investment income ............................        1.64(a)     1.47          1.04          0.94        1.21        1.70
Portfolio turnover (%) .............................          49         118           144           128         130         126
Number of units outstanding at end of period
  (000 Omitted) ....................................         391         403           468           500         559         568

(a) Annualized.
(d) Per unit data are based on the average number of units outstanding during each year.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single variable account share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account share class (assuming reinvestment of all distributions) held for the entire period.

                                                                         Government Securities Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 38.619    $ 37.679      $ 37.338      $ 36.470    $ 36.124    $ 33.448
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  1.243    $  2.024      $  1.936      $  1.834    $  1.482    $  1.862
  Expenses .........................................      (0.459)     (0.757)       (0.752)       (0.726)     (0.711)     (0.677)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  0.784    $  1.267      $  1.184      $  1.108    $  0.771    $  1.185
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions ....................................      (0.719)     (0.327)       (0.843)       (0.240)     (0.425)      1.491
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  0.065    $  0.940      $  0.341      $  0.868    $  0.346    $  2.676
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 38.684    $ 38.619      $ 37.679      $ 37.338    $ 36.470    $ 36.124
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k) .............................        0.17(n)     2.50          0.91          2.38        0.96        8.00
Ratios (%) (to average net assets):
  Expenses (f) .....................................        2.01(a)     2.01          2.01          1.97        1.95        1.94
  Net investment income ............................        3.37(a)     3.28          3.09          2.96        2.08        3.19
Portfolio turnover (%) .............................          18          17            69            89         138         139
Number of units outstanding at end of period
  (000 Omitted) ....................................       1,407       1,538         1,852         2,125       2,447       2,759

                                                                         Government Securities Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 3
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 26.924    $ 26.295      $ 26.082      $ 25.501    $ 25.284    $ 23.434
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.881    $  1.352      $  1.316      $  1.244    $  1.045    $  1.300
  Expenses .........................................      (0.336)     (0.538)       (0.543)       (0.525)     (0.514)     (0.495)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  0.545    $  0.814      $  0.773      $  0.719    $  0.531    $  0.805
  Net realized and unrealized gain (loss)
    on investments and foreign currency transactions      (0.513)     (0.185)       (0.560)       (0.138)     (0.314)      1.045
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  0.032    $  0.629      $  0.213      $  0.581    $  0.217    $  1.850
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 26.956    $ 26.924      $ 26.295      $ 26.082    $ 25.501    $ 25.284
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k) .............................        0.12(n)     2.40          0.82          2.28        0.86        7.89
Ratios (%) (to average net assets):
  Expenses (f) .....................................        2.11(a)     2.11          2.11          2.07        2.05        2.04
  Net investment income ............................        3.46(a)     3.15          2.96          2.82        2.08        3.36
Portfolio turnover (%) .............................          18          17            69            89         138         139
Number of units outstanding at end of period
  (000 Omitted) ....................................          36          40            69           100         147         205

                                                                         Government Securities Variable Account
                                                        ------------------------------------------------------------------------
                                                                                    Compass 3 - Level 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 15.814    $ 15.421      $ 15.274      $ 14.912    $ 14.763    $ 13.663
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.499    $  0.813      $  0.781      $  0.742    $  0.597    $  0.732
  Expenses .........................................      (0.182)     (0.300)       (0.299)       (0.289)     (0.282)     (0.267)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  0.317    $  0.513      $  0.482      $  0.453    $  0.315    $  0.465
  Net realized and unrealized gain (loss)
    on investments and foreign currency transactions      (0.287)     (0.120)       (0.335)       (0.091)     (0.166)      0.635
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  0.030    $  0.393      $  0.147      $  0.362    $  0.149    $  1.100
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 15.844    $ 15.814      $ 15.421      $ 15.274    $ 14.912    $ 14.763
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k) .............................        0.19(n)     2.55          0.96          2.43        1.01        8.05
Ratios (%) (to average net assets):
  Expenses (f) .....................................        1.96(a)     1.96          1.96          1.92        1.90        1.89
  Net investment income ............................        3.41(a)     3.30          3.12          2.99        2.10        3.17
Portfolio turnover (%) .............................          18          17            69            89         138         139
Number of units outstanding at end of period
   (000 Omitted) ...................................         958       1,054         1,280         1,377       1,562       1,692

(a) Anualized.
(d) Per unit data are based on the average number of units outstanding during each year.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single variable account share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account share class (assuming reinvestment of all distributions) held for the entire period.

                                                                             High Yield Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 40.172    $ 36.840      $ 36.669      $ 34.056    $ 28.505    $ 28.969
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  1.985    $  3.121      $  2.959      $  2.857    $  2.769    $  3.015
  Expenses .........................................      (0.527)     (0.847)       (0.820)       (0.770)     (0.689)     (0.617)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  1.458    $  2.274      $  2.139      $  2.087    $  2.080    $  2.398
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions ..      (0.544)      1.058        (1.968)        0.526       3.471      (2.862)
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  0.914    $  3.332      $  0.171      $  2.613    $  5.551    $ (0.464)
                                                        --------    --------      --------      --------    --------    --------

  Unit value:
  Net asset value -- end of period .................    $ 41.086    $ 40.172      $ 36.840      $ 36.669    $ 34.056    $ 28.505
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(r)(s) .......................        2.28(n)     9.04          0.47          7.67       19.47       (1.60)
Ratios (%) (to average net assets):
  Expenses before expense reductions (f) ...........        2.23(a)     2.32          2.28          2.21        2.20        2.18
  Expenses after expense reductions (f) ............        2.18(a)     2.22          2.25           N/A         N/A         N/A
  Net investment income ............................        5.94(a)     5.84          5.76          5.91        6.53        7.84
Portfolio turnover (%) .............................          39          88            53            81         164         172
Number of units outstanding at end of period
  (000 Omitted) ....................................       1,032       1,119         1,323         1,601       1,827       2,069

                                                                              High Yield Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 3
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 29.459    $ 27.043      $ 26.943      $ 25.048    $ 20.986    $ 21.349
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  1.449    $  2.212      $  2.118      $  2.021    $  1.964    $  2.141
  Expenses .........................................      (0.401)     (0.635)       (0.620)       (0.576)     (0.514)     (0.469)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  1.048    $  1.577      $  1.498      $  1.445    $  1.450    $  1.672
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions ..      (0.392)      0.839        (1.398)        0.450       2.612      (2.035)
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  0.656    $  2.416      $  0.100      $  1.895    $  4.062    $ (0.363)
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 30.115    $ 29.459      $ 27.043      $ 26.943    $ 25.048    $ 20.986
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(r)(s) .......................        2.23(n)     8.94          0.37          7.57       19.35       (1.70)
Ratios (%) (to average net assets):
  Expenses before expense reductions (f) ...........        2.33(a)     2.42          2.38          2.31        2.30        2.28
  Expenses after expense reductions (f) ............        2.28(a)     2.32          2.35           N/A         N/A         N/A
  Net investment income ............................        5.99(a)     5.71          5.64          5.75        6.41        8.45
Portfolio turnover (%) .............................          39          88            53            81         164         172
Number of units outstanding at end of period
   (000 Omitted) ...................................          30          34            47            67         115         178

                                                                             High Yield Variable Account
                                                        ------------------------------------------------------------------------
                                                                                    Compass 3 - Level 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 15.814    $ 14.495      $ 14.421      $ 13.386    $ 11.199    $ 11.376
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.770    $  1.202      $  1.142      $  1.019    $  1.161    $  1.220
  Expenses .........................................      (0.202)     (0.323)       (0.312)       (0.275)     (0.286)     (0.257)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  0.568    $  0.879      $  0.830      $  0.744    $  0.875    $  0.963
  Net realized and unrealized gain (loss) on
     investments and foreign currency transactions .      (0.204)      0.440        (0.756)        0.291       1.312      (1.140)
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  0.364    $  1.319      $  0.074      $  1.035    $  2.187    $ (0.177)
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 16.178    $ 15.814      $ 14.495      $ 14.421    $ 13.386    $ 11.199
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(r)(s) .......................        2.30(n)     9.10          0.52          7.73       19.53       (1.55)
Ratios (%) (to average net assets):
  Expenses before expense reductions (f) ...........        2.18(a)     2.27          2.23          2.16        2.15        2.13
  Expenses after expense reductions (f) ............        2.13(a)     2.17          2.20           N/A         N/A         N/A
  Net investment income ............................        5.95(a)     5.86          5.81          5.77        6.57        6.08
Portfolio turnover (%) .............................          39          88            53            81         164         172
Number of units outstanding at end of period
   (000 Omitted) ...................................         647         774           937           971       2,631       2,684

(a) Annualized.
(d) Per share data are based on average number of units outstanding during each year.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.
                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account unit class
(assuming reinvestment of all distributions) held for the entire period.

                                                                            Money Market Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 20.979    $ 20.331      $ 20.073      $ 20.188    $ 20.322    $ 20.341
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.599    $  1.051      $  0.661      $  0.281    $  0.247    $  0.382
  Expenses .........................................      (0.242)     (0.403)       (0.403)       (0.396)     (0.381)     (0.401)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income (loss) .................    $  0.357    $  0.648      $  0.258      $ (0.115)   $ (0.134)   $ (0.019)
  Net realized and unrealized gain (loss) on
   investments .....................................          --          --        (0.000)(w)        --          --          --
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  0.357    $  0.648      $  0.258      $ (0.115)   $ (0.134)   $ (0.019)
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 21.336    $ 20.979      $ 20.331      $ 20.073    $ 20.188    $ 20.322
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k) .............................        1.70(n)     3.19          1.29         (0.57)      (0.66)      (0.09)
Ratios (%) (to average net assets):
  Expenses (f) .....................................        1.96(a)     1.95          1.99          1.96        1.87        1.96
  Net investment income (loss) .....................        3.42(a)     3.15          1.38         (0.56)      (0.63)      (0.12)
Number of units outstanding at end of period
   (000 Omitted) ...................................         940         928         1,128         1,009       1,172       1,626

                                                                            Money Market Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 3
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 17.152    $ 16.638      $ 16.443      $ 16.553    $ 16.680    $ 16.712
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.490    $  0.852      $  0.539      $  0.229    $  0.198    $  0.318
  Expenses .........................................      (0.208)     (0.338)       (0.344)       (0.339)     (0.325)     (0.350)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income (loss) .................    $  0.282    $  0.514      $  0.195      $ (0.110)   $ (0.127)   $ (0.032)
  Net realized and unrealized gain (loss) on
    investments ....................................          --          --        (0.000)(w)        --          --          --
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  0.282    $  0.514      $  0.195      $ (0.110)   $ (0.127)   $ (0.032)
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 17.434    $ 17.152      $ 16.638      $ 16.443    $ 16.553    $ 16.680
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k) .............................        1.65(n)     3.09          1.19         (0.67)      (0.76)      (0.19)
Ratios (%) (to average net assets):
  Expenses (f) .....................................        2.06(a)     2.05          2.09          2.06        1.97        2.06
  Net investment income (loss) .....................        3.30(a)     3.00          1.42         (0.71)      (0.74)      (0.14)
Number of units outstanding at end of period
   (000 Omitted) ...................................          88         131           218            97         155         186

                                                                            Money Market Variable Account
                                                        ------------------------------------------------------------------------
                                                                                   Compass 3 - Level 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 12.895    $ 12.491      $ 12.326      $ 12.390    $ 12.466    $ 12.472
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.366    $  0.644      $  0.405      $  0.181    $  0.131    $  0.223
  Expenses .........................................      (0.144)     (0.240)       (0.240)       (0.245)     (0.207)     (0.229)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income (loss) .................    $  0.222    $  0.404      $  0.165      $ (0.064)   $ (0.076)   $ (0.006)
  Net realized and unrealized gain (loss) on
     investments ...................................          --          --        (0.000)(w)        --          --          --
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  0.222    $  0.404      $  0.165      $ (0.064)   $ (0.076)   $ (0.006)
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 13.117    $ 12.895      $ 12.491      $ 12.326    $ 12.390    $ 12.466
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k) .............................        1.72(n)     3.24          1.34         (0.52)      (0.61)      (0.04)
Ratios (%) (to average net assets):
  Expenses (f) .....................................        1.91(a)     1.90          1.94          1.91        1.82        1.91
  Net investment income (loss) .....................        3.45(a)     3.18          1.39         (0.48)      (0.61)      (0.01)
Number of units outstanding at end of period
   (000 Omitted) ...................................       1,971       1,969         2,384         2,259         896       1,113

(a) Annualized.
(d) Per unit data are based on the average number of units outstanding during each year.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(w) Per unit amount was less than $0.001.

                                                See notes to financial statements.

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the variable accounts' financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

                                                                           Total Return Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 51.373    $ 46.459      $ 45.729      $ 41.571    $ 35.950    $ 38.562
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  1.066    $  1.749      $  1.521      $  1.450    $  1.237    $  1.407
  Expenses .........................................      (0.655)     (1.033)       (0.970)       (0.905)     (0.800)     (0.777)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  0.411    $  0.716      $  0.551      $  0.545    $  0.437    $  0.630
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions ..       2.290       4.198         0.179         3.613       5.184      (3.242)
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  2.701    $  4.914      $  0.730      $  4.158    $  5.621    $ (2.612)
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 54.074    $ 51.373      $ 46.459      $ 45.729    $ 41.571    $ 35.950
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(s) ..........................        5.26(n)    10.58          1.60         10.00(b)    15.64       (6.77)
Ratios (%) (to average net assets):
  Expenses (f) .....................................        2.11(a)     2.14          2.12          2.11        2.10        2.08
  Net investment income ............................        1.31(a)     1.46          1.18          1.25        1.13        1.43
Portfolio turnover (%) .............................          24          45            49            64          62          76
Number of units outstanding at end of period
  (000 Omitted) ....................................       1,045       1,156         1,349         1,511       1,688       1,871

                                                                           Total Return Variable Account
                                                        ------------------------------------------------------------------------
                                                                                       Compass 3
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 49.947    $ 45.236      $ 44.592      $ 40.597    $ 35.160    $ 37.771
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  1.052    $  1.645      $  1.450      $  1.375    $  1.200    $  1.360
  Expenses .........................................      (0.683)     (1.051)       (1.019)       (0.929)     (0.823)     (0.804)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  0.369    $  0.594      $  0.431      $  0.446    $  0.377    $  0.556
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions ..       2.218       4.117         0.213         3.549       5.060      (3.167)
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  2.587    $  4.711      $  0.644      $  3.995    $  5.437    $ (2.611)
                                                        --------    --------      --------      --------    --------    --------

  Unit value:
  Net asset value -- end of period .................    $ 52.534    $ 49.947      $ 45.236      $ 44.592    $ 40.597    $ 35.160
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(s) ..........................        5.18(n)    10.42          1.45          9.84(b)    15.46       (6.91)
Ratios (%) (to average net assets):
  Expenses (f) .....................................        2.26(a)     2.29          2.27          2.26        2.25        2.23
  Net investment income ............................        1.24(a)     1.28          0.97          1.07        1.01        1.61
Portfolio turnover (%) .............................          24          45            49            64          62          76
Number of units outstanding at end of period
  (000 Omitted) ....................................         127         142           217           315         453         634

                                                                           Total Return Variable Account
                                                        ------------------------------------------------------------------------
                                                                                Compass 3 - Level 2
                                                        ------------------------------------------------------------------------
                                                        Six Months
                                                         Ended                            Years Ended 12/31,
                                                         6/30/07    ------------------------------------------------------------
                                                       (Unaudited)    2006          2005          2004        2003       2002
                                                        --------    --------      --------      --------    --------    --------
Per unit data: (d)
  Net asset value -- beginning of period ...........    $ 24.220    $ 21.903      $ 21.559      $ 19.599    $ 16.949    $ 18.180
                                                        --------    --------      --------      --------    --------    --------
  Investment income ................................    $  0.493    $  0.812      $  0.710      $  0.676    $  0.575    $  0.658
  Expenses .........................................      (0.306)     (0.484)       (0.457)       (0.425)     (0.376)     (0.367)
                                                        --------    --------      --------      --------    --------    --------
      Net investment income ........................    $  0.187    $  0.328      $  0.253      $  0.251    $  0.199    $  0.291
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions ..       1.086       1.989         0.091         1.709       2.451      (1.522)
                                                        --------    --------      --------      --------    --------    --------
  Change in unit value .............................    $  1.273    $  2.317      $  0.344      $  1.960    $  2.650    $ (1.231)
                                                        --------    --------      --------      --------    --------    --------
  Unit value:
  Net asset value -- end of period .................    $ 25.493    $ 24.220      $ 21.903      $ 21.559    $ 19.599    $ 16.949
                                                        ========    ========      ========      ========    ========    ========
  Total Return (%) (k)(s) ..........................        5.26(n)    10.58          1.60         10.00(b)    15.64       (6.77)
Ratios (%) (to average net assets):
  Expenses (f) .....................................        2.11(a)     2.14          2.12          2.11        2.10        2.08
  Net investment income ............................        1.29(a)     1.44          1.17          1.24        1.11        1.55
Portfolio turnover (%) .............................          24          45            49            64          62          76
Number of units outstanding at end of period
   (000 Omitted) ...................................       4,459       4,695         5,462         5,646       5,946       6,236

(a) Annualized.
(b) The account's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per units based on the units outstanding on the day the proceeds were recorded.
(d) Per unit data are based on the average number of units outstanding during each year.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) BUSINESS AND ORGANIZATION
Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account, and Total Return Variable Account (the variable account(s)) are separate accounts established by Sun Life Assurance Company of Canada (U.S.), the Sponsor, in connection with the issuance of Compass 2 and Compass 3 combination fixed/variable annuity contracts. The variable accounts operate as open-end management investment companies as those terms are defined in the Investment Company Act of 1940, as amended.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The High Yield Variable Account can invest up to 100% of its portfolio in high- yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Capital Appreciation Variable Account, Global Governments Variable Account, High Yield Variable Account and Total Return Variable Account can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Managers has delegated primary responsibility for determining or causing to be determined the value of the variable accounts' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Managers. Under the variable accounts' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable accounts' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable accounts' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the variable accounts' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable accounts' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the variable accounts' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the variable accounts, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the variable accounts' financial statements.

Repurchase Agreements - Each variable account may enter into repurchase agreements with institutions that the variable accounts' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The variable accounts require that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the variable account to obtain those securities in the event of a default under the repurchase agreement. The variable accounts monitor, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the variable accounts under each such repurchase agreement. The variable accounts and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities - Certain variable accounts invest in inflation-adjusted debt securities issued by the U.S. Treasury. The variable accounts may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Certain variable accounts may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the variable accounts use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options, futures contracts and forward foreign currency exchange contracts for the Global Governments Variable Account, futures contracts for the Government Securities Variable Account and swap agreements for the High Yield Variable Account.

Purchased Options - Certain variable accounts may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the variable account's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts - Certain variable accounts may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the variable accounts are required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the variable account each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the variable accounts. Upon entering into such contracts, the variable accounts bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the variable accounts may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts - Certain variable accounts may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The variable accounts may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the variable accounts may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The variable accounts may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the variable accounts may enter into contracts with the intent of changing the relative exposure of the variable accounts portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements - Certain variable accounts may enter into swap agreements. A swap is an exchange of cash payments between the variable accounts and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the variable accounts custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the variable accounts with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. The High Yield Variable Account holds credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The variable accounts may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Loans and Other Direct Debt Instruments - Certain variable accounts may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the variable account to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications - Under the variable account's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the variable account. Additionally, in the normal course of business, each variable account enters into agreements with service providers that may contain indemnification clauses. The variable account's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the variable account that have not yet occurred.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. For the Money Market Variable Account all premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively. For all other variable accounts, all premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles and all discount is accreted for tax reporting purposes as required by federal income tax regulations. Certain variable accounts earn certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the variable account is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The variable accounts may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the variable accounts or in unrealized gain/loss if the security is still held by the variable accounts. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly - The variable accounts' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the variable accounts. This amount, for the six months ended June 30, 2007 is shown as a reduction of total expenses on the Statement of Operations.

Federal Income Taxes - The variable accounts are funding vehicles for individual variable annuities. The operations of the variable accounts are part of the operations of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and are not taxed separately; the variable accounts are not taxed as regulated investment companies. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

(3) CONTRACT CHARGES
The Sponsor makes a deduction from the variable accounts at the end of each valuation period, during both the accumulation period and after annuity payments begin, for assuming the mortality and expense risks under the contracts. The rate of the deduction may be changed annually but in no event may it exceed 1.25% of the average net assets of each variable account attributable to Compass 3 contracts, or, with respect to Compass 2 contracts, 1.30% of the assets of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, and Money Market Variable Account, or 1.25% of the assets of Global Governments Variable Account and Total Return Variable Account attributable to such contracts.

For assuming the distribution expense risk under Compass 3 contracts, the Sponsor makes a deduction from the variable accounts at the end of each valuation period for the first seven contract years at an effective annual rate of 0.15% of the net assets of the variable accounts attributable to such contracts. Contracts are transferred from Compass 3 to Compass 3 -- Level 2 in the month following the seventh contract anniversary. No deduction is made after the seventh contract anniversary. No deduction is made with respect to assets attributable to Compass 2 contracts.

Each year, on the contract anniversary, a contract maintenance charge of $25 with respect to Compass 2 contracts and $30 with respect to Compass 3 contracts is deducted from each contract's accumulation account and paid to the Sponsor to cover administrative expenses relating to the contract. After the annuity commencement date, the annual contract maintenance charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described above applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates between February 1, 1987 and December 31, 1998 have been calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 1999 have been calculated using the Annuity Mortality 2000 table. Annuity reserves for contracts in payment period are calculated using an assumed interest rate of 4%. Required adjustments are accomplished by transfers to or from the Sponsor.

(5) TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each variable account has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the variable accounts. The management fee is computed daily and paid monthly at the following annual rates based on a percentage of each variable account's average daily net assets:

                                                                 Annual Rate of
                                                                  Management Fee             Annual Rate of
                                                                  Based on Average            Management Fee
                                                                  Daily Net Assets           Based on Average          Effective
                                                                Not Exceeding $300             Daily Net Assets        Management
                                                                       Million           In Excess of $300 Million        Fees
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Variable Account ......................            0.75%                     0.675%                 0.75%
Global Governments Variable Account ........................            0.75%                     0.675%                 0.75%
Government Securities Variable Account .....................            0.55%                     0.495%                 0.55%
High Yield Variable Account ................................            0.75%(a)                  0.675%                 0.70%
Money Market Variable Account ..............................            0.50%(b)                  0.500%(b)              0.50%
Total Return Variable Account ..............................            0.75%                     0.675%                 0.75%

(a) The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $300 million of average daily net assets. This written agreement will continue through August 31, 2007, unless changed or rescinded by the variable accounts' Board of Managers. This management fee reduction amounted to $14,465, which is shown as a reduction of total expenses in the Statement of Operations.

(b) The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement may be rescinded only upon consent of the variable accounts' Board of Managers. For the six months ended June 30, 2007, the Money Market Variable Account's average daily net assets did not exceed $500 million, and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay each variable accounts' operating expenses, exclusive of taxes, extraordinary expenses, brokerage and transaction costs, mortality and expense risk and distribution expense risk charges, and contract maintenance charges, such that operating expenses do not exceed 1.25% annually of the average daily net assets of each variable account. This agreement is contained in the investment advisory agreement between MFS and the variable accounts and may not be rescinded without shareholder approval. In addition, the investment adviser has agreed in writing to pay the High Yield Variable Account's operating expenses, exclusive of taxes, extraordinary expenses, brokerage and transaction costs, mortality and expense risk charges, distribution expense risk charges, and contract maintenance charges, such that operating expenses do not exceed 0.90% annually of the average daily net assets of the High Yield Variable Account. This written agreement will continue through August 31, 2007 unless changed or rescinded by the variable account's Board of Managers. For the six months ended June 30, 2007, this reduction amounted to $33,704 for the Global Governments Variable Account and is reflected as a reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2007, the Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account, and Total Return Variable Account did not exceed the limit and therefore, the investment adviser did not pay any portion of the variable accounts' expenses.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each variable account. Under an administrative services agreement, each variable account partially reimburses MFS the costs incurred to provide these services. Each variable account is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets. The administrative services fee incurred for the six months ended June 30, 2007 was equivalent to the following annual effective rate of the variable accounts' average daily net assets:

                                                Capital
                                               Apprecia-    Global     Government     High        Money     Total
                                                 tion     Governments  Securities    Yield        Market    Return
                                                Variable    Variable    Variable    Variable    Variable   Variable
                                                Account     Account     Account     Account      Account   Account
-------------------------------------------------------------------------------------------------------------------
Percent of average daily net assets .........     0.0285%     0.1129%     0.0285%     0.0285%     0.0286%   0.0285%
                                                  ======      ======      ======      ======      ======    ======

Managers' and Officers' Compensation - Each variable account pays compensation to managers in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each variable account does not pay compensation directly to officers who are affiliated with the Investment Adviser or the Sponsor. Certain officers of the variable accounts are officers or directors of MFS, MFD, and MFSC.

Other - These variable accounts and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2007, the fees paid to Tarantino LLC were as follows:

                                                          Expense
              --------------------------------------------------------------

              Capital Appreciation Variable Account ....... $549
              Global Governments Variable Account ......... $ 23
              Government Securities Variable Account ...... $197
              High Yield Variable Account ................. $149
              Money Market Variable Account ............... $119
              Total Return Variable Account ............... $459

(6) PORTFOLIO SECURITIES
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                   Purchases      Sales
-----------------------------------------------------------------------------
Capital Appreciation Variable Account ....        $56,228,703   $87,432,035
Global Governments Variable Account ......        $ 2,844,069   $ 3,057,247
Government Securities Variable Account ...        $        --   $ 6,634,155
High Yield Variable Account ..............        $22,057,025   $26,324,525
Total Return Variable Account ............        $33,286,271   $45,685,971

Purchases and sales of investments for the Money Market Variable Account, exclusive of securities subject to repurchase agreements, aggregated $373,740,544 and $374,185,000 respectively.

Purchases and sales of U.S. government securities, other than purchased option transactions and short-term obligations, were as follows:

                                                   Purchases      Sales
----------------------------------------------------------------------------
Global Governments Variable Account ......        $ 1,021,346   $ 1,370,818
Government Securities Variable Account ...        $13,026,945   $14,956,434
Total Return Variable Account ............        $10,037,421   $10,430,948

(7) PARTICIPANT TRANSACTIONS
The changes in net assets from changes in numbers of outstanding units were as follows:

                                                Six Months Ended 6/30/07 (000 Omitted)
                        ---------------------------------------------------------------------------------------------------------
                                               Transfers
                                                Between
                                                Variable         Withdrawals,
                                                 Accounts         Surrenders,                                  Net
                          Purchase              and Fixed        Annuitizations,              Net            Annuitiza-   Net
                          Payments            Accumulation        and Contract            Accumulation         tion     Increase
                          Received               Account             Charges                Activity          Activity (Decrease)
                        --------------       -----------------  --------------------    --------------------   -------   --------
                        Units  Dollars       Units    Dollars    Units      Dollars     Units       Dollars    Dollars    Dollars
                        -----  -------       -----    --------  --------    --------    --------    --------   --------  --------
Capital Appreciation
  Variable Account
Compass 2 Contracts ...    5    $  272         (58)   $ (3,461)     (228)   $(13,652)       (281)   $(16,841)  $ (312)    $(17,153)
Compass 3 Contracts ...    7       272         (31)     (1,210)       (6)       (269)        (30)     (1,207)       0*      (1,207)
Compass 3 - Level 2
  Contracts               57       929         (43)       (702)     (398)     (6,541)       (384)     (6,314)     (18)      (6,332)
                               --------               --------              --------                --------              --------
                               $  1,473               $ (5,373)             $(20,462)               $(24,362)  $ (330)    $(24,692)
                               ========               ========              ========                ========   ======     ========
Global Governments
  Variable Account
Compass 2 Contracts ...    1    $   18          (3)   $    (74)       (8)   $   (210)        (10)   $   (266)  $   (2)    $   (268)
Compass 3 Contracts ...    1        30          (1)        (12)        0*         (9)          0*          9        0*           9
Compass 3 - Level 2
  Contracts                3        48          13         186       (28)       (409)        (12)       (175)      (2)        (177)
                               --------               --------              --------                --------              --------
                               $     96               $    100              $   (628)               $   (432)  $   (4)    $   (436)
                               ========               ========              ========                ========   ======     ========
Government Securities
  Variable Account
Compass 2 Contracts ...    4    $  170         (18)   $   (720)     (117)   $ (4,535)       (131)   $ (5,085)  $   31     $ (5,054)
Compass 3 Contracts ...    3        87          (4)       (114)       (3)        (81)         (4)       (108)    --           (108)
Compass 3 - Level 2
  Contracts               14       221          (5)        (83)     (105)     (1,666)        (96)     (1,528)      (2)      (1,530)
                               --------               --------              --------                --------              --------
                               $    478               $   (917)             $ (6,282)               $ (6,721)  $   29     $ (6,692)
                               ========               ========              ========                ========   ======     ========
High Yield Variable
  Account
Compass 2 Contracts ...    3    $  122          (5)   $   (184)      (85)   $ (3,515)        (87)   $ (3,577)  $ (101)    $ (3,678)
Compass 3 Contracts ...    2        64          (4)       (107)       (2)        (67)         (4)       (110)    --           (110)
Compass 3 - Level 2
  Contracts               10       174         (76)     (1,229)      (61)       (997)       (127)     (2,052)      (3)      (2,055)
                               --------               --------              --------                --------              --------
                               $    360               $ (1,520)             $ (4,579)               $ (5,739)  $ (104)    $ (5,843)
                               ========               ========              ========                ========   ======     ========
Money Market Variable
  Account
Compass 2 Contracts ...    4    $   85         151    $  3,196      (144)   $ (3,044)         11    $    237   $  (35)    $    202
Compass 3 Contracts ...    6       106         (38)       (665)      (11)       (181)        (43)       (740)      (6)        (746)
Compass 3 - Level 2
  Contracts               29       371         204       2,659      (230)     (2,993)          3          37      (16)          21
                               --------               --------              --------                --------              --------
                               $    562               $  5,190              $ (6,218)               $   (466)  $  (57)    $   (523)
                               ========               ========              ========                ========   ======     ========
Total Return Variable
  Account
Compass 2 Contracts ...    7    $  342          12    $    605      (129)   $ (6,799)       (110)   $ (5,852)  $   94     $ (5,758)
Compass 3 Contracts ...    7       371         (17)       (875)       (6)       (284)        (16)       (788)       0*        (788)
Compass 3 - Level 2
  Contracts               50     1,248          83       2,079      (369)     (9,180)       (236)     (5,853)     (84)      (5,937)
                               --------               --------              --------                --------              --------
                               $ 1,961                $  1,809              $(16,263)               $(12,493)  $   10     $(12,483)
                               ========               ========              ========                ========   ======     ========
* Amount less than 500.

                                                                      Year ended 12/31/06 (000 Omitted)
                        ---------------------------------------------------------------------------------------------------------
                                               Transfers
                                                Between
                                                Variable         Withdrawals,
                                                 Accounts         Surrenders,                                  Net
                          Purchase              and Fixed        Annuitizations,              Net            Annuitiza-   Net
                          Payments            Accumulation        and Contract            Accumulation         tion     Increase
                          Received               Account             Charges                Activity          Activity (Decrease)
                        --------------       -----------------  --------------------    --------------------   -------   --------
                        Units  Dollars       Units    Dollars    Units      Dollars     Units       Dollars    Dollars    Dollars
                        -----  -------       -----    --------  --------    --------    --------    --------   --------  --------
Capital Appreciation
  Variable Account
Compass 2 Contracts .     28  $ 1,602         (78)   $ (4,354)       (549) $(30,610)       (599)   $(33,362)   $ (159)  $(33,521)
Compass 3 Contracts .     20      756         (99)     (3,657)        (30)   (1,105)       (109)     (4,006)        0*    (4,006)
Compass 3 - Level 2
  Contracts .........    133    2,035          93       1,464      (1,096)  (16,818)       (870)    (13,319)      (36)   (13,355)
                              -------                --------              --------                --------    ------   --------
                              $ 4,393                $ (6,547)             $(48,533)               $(50,687)   $ (195)  $(50,882)
                              =======                ========              ========                ========    ======   ========
Global Governments
  Variable Account
Compass 2 Contracts .      2  $    41           9    $    229         (23) $   (568)        (12)   $   (298)   $    1   $   (297)
Compass 3 Contracts .      4      109          (7)       (177)         (5)     (127)         (8)       (195)      (38)      (233)
Compass 3 - Level 2
  Contracts .........      8      129          (5)        (74)        (68)     (981)        (65)       (926)       35       (891)
                              -------                --------              --------                --------    ------   --------
                              $   279                $    (22)             $ (1,676)               $ (1,419)   $   (2)  $ (1,421)
                              =======                ========              ========                ========    ======   ========
Government Securities
  Variable Account
Compass 2 Contracts .     22  $   834         (21)   $   (771)       (315) $(11,902)       (314)   $(11,839)   $   51   $(11,788)
Compass 3 Contracts .      8      204         (29)       (763)         (8)     (205)        (29)       (764)     --         (764)
Compass 3 - Level 2
  Contracts .........     27      421          25         376        (278)   (4,289)       (226)     (3,492)        0*    (3,492)
                              -------                --------              --------                --------    ------   --------
                              $ 1,459                $ (1,158)             $(16,396)               $(16,095)   $   51   $(16,044)
                              =======                ========              ========                ========    ======   ========
High Yield Variable
  Account
Compass 2 Contracts .      9  $   332         (13)   $   (465)       (200) $ (7,644)       (204)   $ (7,777)   $  (72)  $ (7,849)
Compass 3 Contracts .      6      163         (13)       (374)         (6)     (158)        (13)       (369)        0*      (369)
Compass 3 - Level 2
  Contracts .........     18      266           3          90        (184)   (2,780)       (163)     (2,424)       (1)    (2,425)
                              -------                --------              --------                --------    ------   --------
                              $   761                $   (749)             $(10,582)               $(10,570)   $  (73)  $(10,643)
                              =======                ========              ========                ========    ======   ========
Money Market Variable
  Account
Compass 2 Contracts .      9  $   188           2    $     41        (211) $ (4,359)       (200)   $ (4,130)   $ (178)  $ (4,308)
Compass 3 Contracts .     21      356         (80)     (1,346)        (28)     (473)        (87)     (1,463)       (9)    (1,472)
Compass 3 - Level 2
  Contracts .........     62      777          77         963        (554)   (7,013)       (415)     (5,273)      (34)    (5,307)
                              -------                --------              --------                --------    ------   --------
                              $ 1,321                $   (342)             $(11,845)               $(10,866)   $ (221)  $(11,087)
                              =======                ========              ========                ========    ======   ========
Total Return Variable
  Account
Compass 2 Contracts .     11  $   492          27    $  1,266        (231) $(11,129)       (193)   $ (9,371)   $ (174)  $ (9,545)
Compass 3 Contracts .     24    1,119         (74)     (3,480)        (25)   (1,142)        (75)     (3,503)      (48)    (3,551)
Compass 3 - Level 2
  Contracts .........    119    2,689         193       4,441      (1,079)  (24,482)       (767)    (17,352)      (78)   (17,430)
                              -------                --------              --------                --------    ------   --------
                              $ 4,300                $  2,227              $(36,753)               $(30,226)   $(300)   $(30,526)
                              =======                ========              ========                ========    ======   ========
* Amount less than 500.

(8) LINE OF CREDIT

The variable accounts and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the variable accounts and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended
June 30, 2007, the variable accounts' commitment fee and interest expense are included in miscellaneous expense on the Statement of Operations and were as follows:

                                            Commitment fee     Interest expense
-------------------------------------------------------------------------------
Capital Appreciation Variable Account ....       $528            $--
Global Governments Variable Account ......       $ 22            $--
Government Securities Variable Account ...       $187            $--
High Yield Variable Account ..............       $149            $84
Money Market Variable Account ............       $130            $--
Total Return Variable Account ............       $452            $--

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the accounts' Investment Advisory Agreement with MFS will be available on or before November 1, 2007 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the accounts' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http:/ /www.sec.gov.

Information regarding how the accounts voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The accounts will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The accounts' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The accounts' Form N-Q is available on the EDGAR database on the Commission's Internet website at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.


Sun Life Financial Distributors Inc.                              COUS-SEM-8/07

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GLOBAL GOVERNMENTS VARIABLE ACCOUNT
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 21, 2007
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 21, 2007
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 21, 2007
      ---------------


* Print name and title of each signing officer under his or her signature.